                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     File No. 33-14567

     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No. 30                                  [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     File No. 811-5188

     Amendment No. 30                                                 [X]

                        (Check appropriate box or boxes.)

                   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
        _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)

                  4500 Main Street, Kansas City, MO 64141-6200
        _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

       David C. Tucker, Esq., 4500 Main Street, Kansas City, MO 64141-6200
        _________________________________________________________________
                     (Name and Address of Agent for Service)

          Approximate Date of Proposed Public Offering: April 12, 2001

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on May 1, 2001, pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Your
AMERICAN CENTURY
prospectus

                                                              VP Balanced Fund
                                                                   MAY 1, 2001

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                     TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                     American Century Investment Services, Inc.

[american century logo and text logo (reg. sm)]

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[left margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[graphic of pointing finger]
This symbol highlights special information and helpful tips.

                                                    American Century Investments

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 2       American Century Investments                          1-800-345-6488

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGY AND PRINCIPAL RISKS?

In selecting stocks for the equity portion of VP Balanced, the fund managers select primarily from the largest 1,500 publicly traded U.S. companies. The fixed-income portion of the fund is invested in a diversified portfolio of high-grade securities. A more detailed description of the fund's investment strategies begins on page 5.

The fund's principal risks include

*  MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS - As with all mutual funds, it is possible to lose money by investing in the fund.

WHO may WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  seeking a fund that combines the potential for long-term capital growth with income

*  seeking the convenience of a fund that invests in both equity and fixed-income securities

*  comfortable with the risks associated with the fund's investment strategy

WHO may not WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  investing for a short period of time

*  uncomfortable with volatility in the value of your investment

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An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

         www.americancentury.com               American Century Investments 3

FUND PERFORMANCE HISTORY

VP BALANCED FUND

Annual Total Returns

The following bar chart shows the performance of the fund's shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year.

[data from bar chart]

           VP Balanced Fund

2000           -2.65%
1999           10.06%
1998           15.77%
1997           15.81%
1996           12.21%
1995           21.12%
1994            0.61%
1993            7.69%
1992           -6.04%

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                      Highest                               Lowest
--------------------------------------------------------------------------------
VP Balanced           12.16% (2Q 1997)                      -7.28% (3Q 1998)

Average Annual Total Returns

The following table shows the average annual total returns of the fund's shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

For the calendar year ended December 31, 2000   1 year   5 years   Life of Fund(1)
----------------------------------------------------------------------------------
VP Balanced                                     -2.65%   10.02%    9.92%
Blended index(2)                                -0.81%   13.58%    12.99%
S&P 500 Index                                   -9.10%   18.33%    16.44%
Lehman Aggregate Bond Index                     11.63%   6.46%     7.81%

(1) The inception date for VP Balanced is May 1, 1991.

(2) The blended index is a combination of two widely known indices in proportion to the approximate asset mix of the fund. Accordingly, 60% of the blended index consists of the performance of the S&P 500, which represents the equity portion of the fund, and 40% of the blended index consists of the
    Lehman Aggregate Bond Index, which represents the fixed-income portion.

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The performance information on this page is designed to help you see how the fund's returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

[graphic of pointing finger]
For current performance information, including yields, please call us at
1-800-345-6488.

 4       American Century Investments                           1-800-345-6488

OBJECTIVES, STRATEGIES AND RISKS

VP BALANCED FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

For the equity portion of the VP Balanced portfolio, the fund managers utilize quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund managers rank stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock), from most attractive to least attractive. These rankings are determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the managers use the rate of growth of a company's earnings and changes in its earnings estimates, as well as other factors.

In the second step, the managers use a technique called portfolio optimization.
In portfolio optimization, the managers use a computer to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return. The goal is to create an equity portfolio that provides better returns than the S&P 500 without taking on significant additional risk.

The fixed-income portion of the fund's portfolio is invested primarily in a diversified portfolio of high-grade government, corporate, asset-backed and similar securities payable in U.S. currency. At least 80% of the fixed-income assets will be invested in securities that, at the time of purchase, are rated within the three highest categories by a nationally recognized statistical rating organization. Up to 20% of the fixed-income portion may be invested in securities rated in the fourth category, and up to 15% may be invested in securities rated in the fifth category. Under normal market conditions, the
WEIGHTED AVERAGE MATURITY for the fixed-income portfolio will be in the three-
to 10-year range.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the equity portion of the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, NONLEVERAGED stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for a fund to lose more money than it invested. A complete description of the derivatives policy is included in the
Statement of Additional Information.

Additional information about the fund's investments is available in its annual and  semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling the insurance company from which you purchased the shares or by calling us.

[left margin]

WEIGHTED AVERAGE MATURITY is a tool the fund managers use to approximate the remaining term to maturity of a fund's investment portfolio. Generally,  the longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.

NONLEVERAGED means that the fund may not invest in futures contracts when it would be possible to lose more than the fund invested.

         www.americancentury.com               American Century Investments 5

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks, bonds and other securities it owns.

*  The value of the individual equity securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

*  The value of the fund's fixed-income securities will be affected primarily by rising or falling interest rates and the continued ability of the issuers of these securities to make payments of interest and principal as they become due.

Generally, when interest rates rise, the value of the fund's fixed-income securities will decline. The opposite is true when interest rates decline. The interest rate risk is higher for the fixed-income portion of the fund than for funds that have a shorter weighted average maturity, such as money market and short-term bond funds.

The lowest rated bonds in which the fund may invest, BBB- and BB-rated bonds, contain some speculative characteristics. Having these bonds in the fund's portfolio means the fund's value may go down more if interest rates or other economic conditions change than if the fund contained only higher-rated bonds.

As with all funds, at any given time your shares may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

Because the equity portion of the fund is managed to the S&P 500 index, its performance will be closely tied to the index's performance. If the index goes down, it is likely that the performance of the fund's equity portion will go down.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

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Fixed-income securities are rated by nationally recognized securities rating organizations (SROs), such as Moody's and Standard & Poor's. Each SRO has its own system for classifying securities, but each tries to indicate a company's ability to make timely payments of interest and principal. A detailed description of SROs, their ratings system and what we do if a security isn't rated is included in the Statement of Additional Information.

 6       American Century Investments                         1-800-345-6488

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 0.90% of the average net assets of the fund. The amount of the management fee is calculated daily and paid monthly in arrears.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

         www.americancentury.com              American Century Investments 7

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below.

Equity

JOHN SCHNIEDWIND

Mr. Schniedwind, Senior Vice President, Senior Portfolio Manager and Group
Leader Quantitative Equity, has been a member of the team that manages the equity portion of VP Balanced since November 1998. He joined American Century in
1982 and also  supervises other portfolio management teams. He has degrees from
Purdue University and an MBA in finance from the University of
California-Berkley. He is a Chartered Financial Analyst.

JEFFREY R. TYLER

Mr. Tyler, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the equity portion of VP Balanced since November 1998.
He joined American Century as a Portfolio Manager in January 1988. He has a
bachelor's  degree in business economics from the University of California Santa
Barbara and  an MBA in finance and economics from Northwestern University. He is a Chartered Financial Analyst.

THOMAS P. VAIANA

Mr. Vaiana, Portfolio Manager, has been a member of the team that manages the equity portion of VP Balanced since February 2001. He joined American Century in
February 1997 as a Credit Analyst and was promoted to Portfolio Manager in
August 2000. Prior to joining American Century, he was an Analyst and Assistant
Vice President with Duff & Phelps. He has a bachelor's degree in business finance from California State University.

Fixed Income

JEFFREY L. HOUSTON

Mr. Houston, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fixed-income portion of VP Balanced since June 1995.
He joined American Century as an Investment Analyst in November 1990 and was
promoted to Portfolio Manager in 1994. He has a bachelor of arts from the
University of Delaware and an MPA from Syracuse University. He is a Chartered
Financial Analyst.

JOHN F. WALSH

Mr. Walsh, Portfolio Manager, has been a member of the team that manages the fixed-income portion of VP Balanced since January 1999. He joined American
Century in February 1996 as an Investment Analyst. Prior to joining American
Century, he served as an Assistant Vice President and Analyst for First
Interstate Bank, Los Angeles, from July 1993 to January 1996. He has a bachelor's degree in marketing from Loyola Marymount University and an MBA in finance from Creighton University.

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[graphic of pointing finger]
Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests  of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within  60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

 8       American Century Investments                          1-800-345-6488

FUND PERFORMANCE

VP Balanced has the same management team and investment policies as another fund in the American Century family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.

Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

         www.americancentury.com               American Century Investments 9

SHARE PRICE, DISTRIBUTIONS AND TAXES

PURCHASE AND REDEMPTION OF SHARES

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of redemption proceeds up to seven days.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

SHARE PRICE

American Century determines the net asset value (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S.  holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after the insurance company separate account receives your transaction request in good order.

 10       American Century Investments                        1-800-345-6488

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in March.
The fund may make more frequent distributions, if necessary, to comply with
Internal Revenue Code provisions.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

TAXES

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

[left margin]

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

         www.americancentury.com              American Century Investments 11

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included in the fund's Annual Report, which is available upon request.

 12       American Century Investments                        1-800-345-6488

VP BALANCED FUND

For a Share Outstanding Throughout the Years Ended December 31

Per-Share Data
                                                  2000          1999          1998          1997           1996
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $7.79         $8.34         $8.24         $7.54          $7.04
                                               ------------------------------------------------------------------
Income From Investment Operations
  Net Investment Income                           0.20          0.19          0.16          0.19           0.18
  Net Realized and Unrealized Gain (Loss)
     on Investment Transactions                  (0.40)         0.52          1.04          0.94           0.65
                                               ------------------------------------------------------------------
  Total From Investment Operations               (0.20)         0.71          1.20          1.13           0.83
                                               ------------------------------------------------------------------
Distributions
  From Net Investment Income                     (0.20)        (0.16)        (0.15)        (0.09)         (0.13)
  From Net Realized Gains on
     Investment Transactions                     (0.12)        (1.10)        (0.95)        (0.34)         (0.20)
                                               ------------------------------------------------------------------
  Total Distributions                            (0.32)        (1.26)        (1.10)        (0.43)         (0.33)
                                               ------------------------------------------------------------------
Net Asset Value, End of Period                   $7.27         $7.79         $8.34         $8.24          $7.54
                                               ==================================================================
  Total Return(1)                                (2.65)%       10.06%        15.77%        15.81%         12.21%
Ratios/Supplemental Data

                                                  2000          1999          1998          1997           1996
-----------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
   to Average Net Assets                          0.90%         0.90%         0.97%(2)      1.00%          0.99%
Ratio of Net Investment Income
   to Average Net Assets                          2.51%         2.45%         2.16%(2)      2.19%          2.43%
Portfolio Turnover Rate                             96%           83%             158%       125%           130%
Net Assets, End of Period (in thousands)       $258,536      $285,072         $280,437   $219,087       $215,393

(1) Total return assumes reinvestment of dividends and capital gains distributions, if any.

(2) The fund's advisor voluntarily waived a portion of its management fee from
    October 1, 1998 through November 16, 1998. In absence of the waiver, the annualized ratio of operating expenses to average net assets and annualized ratio of net investment income to average net assets would have been 0.99%
    and 2.15%, respectively, for the year ended December 31, 1998.

         www.americancentury.com                American Century Investments 13

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS.

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and  practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and  semiannual reports, and ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person           SEC Public Reference Room
                    Washington, D.C.
                    Call 202-942-8090 for location and hours.

On the Internet     * EDGAR database at www.sec.gov
                    * By email request at publicinfo@sec.gov

By mail             SEC Public Reference Section
                    Washington, D.C. 20549-0102

Investment Company Act File No. 811-5188

                   [american century logo and text logo (reg. sm)]

                          American Century Investments
                               P.O. Box 419385
                        Kansas City, Missouri 64141-6385

                         1-800-345-6488 or 816-531-5575

0105
SH-PRS-24570

[front cover]

Your
AMERICAN CENTURY
prospectus

VP Capital Appreciation Fund

                                                                    MAY 1, 2001

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                     TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                    American Century Investment Services, Inc.

[american century logo and text logo (reg. sm)]

[left margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[graphic of finger pointing]

This symbol highlights special information and helpful tips.

                                                    American Century Investments

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGY AND PRINCIPAL RISKS?

The fund looks for common stocks of growing companies. The basis of the strategy used by this fund is that, over the long term, stocks of companies with earnings and revenue growth have a greater than average chance to increase in value over time. A more detailed description of American Century's growth investment style begins on page 5.

The fund's principal risks include

*  MARKET RISK-The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY-The value of a fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS-As with all mutual funds, it is possible to lose money by investing in the fund.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  seeking long-term capital growth from your investment

*  comfortable with short-term price volatility

*  comfortable with the risks associated with the fund's investment strategy

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  investing for a short period of time

*  uncomfortable with short-term volatility in the value of your investment

[left margin]

[graphic of finger pointing]

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

www.americancentury.com                   American Century Investments    3

FUND PERFORMANCE HISTORY

VP CAPITAL APPRECIATION FUND

ANNUAL TOTAL RETURNS

The following bar chart shows the performance of the fund's shares for each of the last 10 calendar years. It indicates the volatility of the fund's historical returns from year to year.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

[bar chart data below]

2000     9.03%
1999    64.52%
1998    -2.16%
1997    -3.26%
1996    -4.32%
1995    31.10%
1994    -1.17%
1993    10.31%
1992    -1.34%
1991    41.88%

                         Highest                            Lowest
--------------------------------------------------------------------------------
VP Capital Appreciation  45.49% (4Q 1999)                   -19.03% (3Q 1998)

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the fund's shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison. The S&
P 500 is viewed as a broad measure of U.S. stock performance, while the S&P
MidCap 400/BARRA Growth Index represents the half of the S&P 400 (an index of midcap stocks) with higher price/book ratios.

For the calendar year ended December 31, 2000     1 year    5 years    10 years    Life of Fund(1)
---------------------------------------------------------------------------------------------------
VP Capital Appreciation                           9.03%     10.19%     12.52%      11.83%
S&P 500 Index                                    -9.10%     18.33%     17.46%      17.23%(2)
S&P MidCap 400/BARRA Growth Index                 9.16%     23.91%     N/A(3)       N/A(3)

(1)  The inception date for VP Capital Appreciation is November 20, 1987.

(2)  Since November 30, 1987, the date closest to the fund's inception for which data are available.

(3)  Benchmark began May 21, 1991.

[left margin]

[graphic of finger pointing]

The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

4        American Century Investments                             1-800-345-6488

OBJECTIVES, STRATEGIES AND RISKS

VP CAPITAL APPRECIATION FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks to buy for the fund. This means that the managers make their investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or hold the stocks of companies they believe will be able to sustain accelerating growth, and sell the stocks of companies whose growth begins to slow down.

Although most of the fund's assets will be invested in U.S. companies, there is no limit on the amount of assets the fund can invest in foreign companies. Most of the fund's foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the fund's Statement of Additional Information.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term instruments, bonds, notes and debt securities of companies, debt obligations of governments and their agencies, NONLEVERAGED stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for a fund to lose more money than it invested. A complete description of the derivatives policy is included in the
Statement of Additional Information.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling the insurance company from which you purchased the shares or by calling us.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will usually purchase common stocks of U.S. and foreign companies, but it can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, notes, bonds and other debt securities. The fund limits its purchase of debt securities to investment-grade obligations.

[left margin]

[graphic of finger pointing]

Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

NONLEVERAGED means that the fund may not invest in futures contracts when it would be possible to lose more than the fund invested.

www.americancentury.com                   American Century Investments       5

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

As with all funds, at any given time your shares may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

6        American Century Investments                             1-800-345-6488

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 0.98% of the average net assets of the fund. The amount of the management fee is calculated daily and paid monthly in arrears.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

www.americancentury.com                   American Century Investments     7

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below.

LINDA K. PETERSON

Ms. Peterson, Vice President and Portfolio Manager, has been a member of the team that manages VP Capital Appreciation since March 1998. She joined American
Century in 1986. She served as an Investment Analyst for American Century's growth-oriented equity funds from April 1994 until February 1998. She has a bachelor's degree in finance from the University of Northern Iowa and an MBA from the University of Missouri-Kansas City.  She is a Chartered Financial
Analyst.

KURT R. STALZER

Mr. Stalzer, Vice President and Portfolio Manager, has been a member of the team that manages VP Capital Appreciation since joining American Century in January
2000. Before joining American Century, he was a Portfolio Manager for Scudder
Kemper Investments from January 1997 to October 1999 and for Munder Capital
Management from January 1994 to December 1996. He has a BBA in finance and accounting from the University of Michigan - Dearborn.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

[left margin]

[graphic of finger pointing]

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within  60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

8        American Century Investments                             1-800-345-6488

SHARE PRICE, DISTRIBUTIONS AND TAXES

PURCHASE AND REDEMPTION OF SHARES

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of redemption proceeds up to seven days.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

SHARE PRICE

American Century determines the net asset value (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

www.americancentury.com                   American Century Investments     9

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in March.
The fund may make more frequent distributions, if necessary, to comply with
Internal Revenue Code provisions.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

TAXES

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

[left margin]

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

10        American Century Investments                             1-800-345-6488

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activit

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included in the fund's Annual Report, which is available upon request.

www.americancentury.com                   American Century Investments    11

VP CAPITAL APPRECIATION FUND

For a Share Outstanding Throughout the Years Ended December 31

Per-Share Data
                                                        2000       1999     1998     1997      1996
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $14.84      $9.02    $9.68    $10.24    $12.06
                                                       --------------------------------------------------
Income From Investment Operations
  Net Investment Loss                                  (0.05)     (0.05)   (0.01)    (0.05)(1) (0.06)(1)
  Net Realized and Unrealized Gain (Loss) on
  Investment Transactions                               1.47       5.87    (0.17)    (0.30)    (0.40)
                                                       --------------------------------------------------
  Total From Investment Operations                      1.42       5.82    (0.18)    (0.35)    (0.46)
                                                       --------------------------------------------------
Distributions
  From Net Realized Gains on Investment Transactions   (0.48)      --      (0.48)    (0.21)    (1.36)
                                                      ---------------------------------------------------
Net Asset Value, End of Period                        $15.78     $14.84    $9.02     $9.68    $10.24
                                                      ===================================================
  Total Return(2)                                       9.03%     64.52%   (2.16)%   (3.26)%   (4.32)%
Ratios/Supplemental Data
                                                        2000       1999      1998     1997      1996
---------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets       0.98%      1.00%     1.00%    1.00%     1.00%
Ratio of Net Investment Loss to Average Net Assets     (0.31)%    (0.41)%   (0.07)%  (0.53)%   (0.59)%
Portfolio Turnover Rate                                 128%        119%      206%    107%      182%
Net Assets, End of Period (in thousands)              $716,855    $607,263  $448,701  $593,698  $1,313,865

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

12            American Century Investments                              1-800-345-6488

NOTES

www.americancentury.com                   American Century Investments       13

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS.

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and  practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person              SEC Public Reference Room
                       Washington, D.C.
                       Call 202-942-8090 for location and hours.

On the Internet        * EDGAR database at www.sec.gov
                       * By email request at publicinfo@sec.gov

By mail                SEC Public Reference Section
                       Washington, D.C. 20549-0102

Investment Company Act File No. 811-5188

                 [american century logo and text logo (reg. sm)]

                           AMERICAN CENTURY INVESTMENTS
                                 P.O. Box 419385
                         Kansas City, Missouri 64141-6385

                         1-800-345-6488 or 816-531-5575

0105
SH-PRS-24571

[front cover]

Your
AMERICAN CENTURY
prospectus

VP Equity Index Fund

[american century logo and text logo(reg.sm)]

[sidebar]

                                                                    MAY 1, 2001

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                     TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                     American Century Investment Services, Inc.

[end of sidebar]

[sidebar]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[graphic of hand pointing index finger]
This symbol highlights special information and helpful tips.

[end of sidebar]

                                                    American Century Investments

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund seeks to match, as closely as possible, the investment characteristics and results of the S&P 500 Composite Price Index (S&P 500 Index). The fund managers buy and sell stocks and other securities in order to build an investment portfolio that seeks to match the investment characteristics of the
S&P 500 Index. To build this portfolio, the fund managers will invest primarily in the stocks contained in the S&P 500 Index in order of their weightings in the index, beginning with the stocks that make up the largest portion of the index.
A more detailed description of the fund's investment strategies and risks begins on page 4.

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down based on the performance of the companies that issued them, general market and economic conditions, and investor confidence. As with all funds, at any given time, your shares may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

The fund's ability to match the performance of the S&P 500 Index may be affected by many factors. The fund managers will use cash flows from purchase and redemption activity to maintain, to the extent feasible, the similarity of the fund's portfolio to the investment characteristics of the S&P 500 Index. Because of the composition of the S&P 500 Index, it is possible that a relatively high percentage of the fund's assets may be invested in companies in the same industry or economic sector. As a result, the fund may be subject to greater risks and market fluctuations than funds investing in a broader range of industries.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  seeking long-term capital growth from your investment

*  comfortable with the risks associated with the fund's investment strategy

*  comfortable with the fund's short-term price volatility

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  investing for a short period of time

*  uncomfortable with the risks associated with the fund's investment strategy

*  uncomfortable with short-term volatility in the value of your investment

Fund Performance History

As a new fund, the fund's performance history is not available as of the date of this Prospectus. When this fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns.

[sidebar]

[graphic of hand pointing index finger]
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

[end of sidebar]

www.americancentury.com                   American Century Investments        3

OBJECTIVES, STRATEGIES AND RISKS

VP EQUITY INDEX FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

VP Equity Index seeks to match, as closely as possible, the investment characteristics and results of the S&P 500 Index. The fund managers buy and sell stocks and other securities in order to build an investment portfolio that seeks to match the investment characteristics of the S&P 500 Index.

To build this investment portfolio, the fund managers will invest primarily in the stocks contained in the S&P 500 Index in order of their weightings in the index, beginning with the stocks that make up the largest portion of the index.
The fund attempts to be fully invested at all times in the stocks that comprise the S&P 500 Index and, in any event, will keep at least 80% of the fund's total assets invested this way.

The S&P 500 Index is an unmanaged index composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's, a division of The McGraw-Hill Companies, Inc., chooses the stocks to be included in the S&P 500 Index. The weightings of stocks in the S&P 500 Index are based on each stock's total market capitalization relative to the other stocks contained in the index. Because of this weighting, the fund managers expect that the 50 largest companies will comprise a large proportion of the S&P 500 Index.

"Standard & Poor's(reg.tm)," "S&P 500(reg.tm)" and "S&P(reg.tm)" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by American
Century. The fund is not sponsored, endorsed, sold or promoted by Standard &
Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund. Inclusion of a security in the S&P 500 Index in no way implies an opinion by Standard & Poor's as to its attractiveness as an investment.

The fund managers do not attempt to time the market.  When the managers believe it is prudent, the fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, debt securities of companies, debt obligations of governments and their agencies, NONLEVERAGED stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included in the
Statement of Additional Information.

[sidebar]

NONLEVERAGED means that the fund may not invest in futures contracts when it would be possible to lose more than the fund invested.

[end of sidebar]

4       American Century Investments                             1-800-345-6488

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, at any given time your shares may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

The fund managers' ability to match the performance of the S&P 500 Index may be affected by many factors, such as changes in securities markets, the manner in which the return of the S&P 500 Index is calculated, the size of the fund's portfolio, the amount of cash held in the fund's portfolio, and the amount and timing of shareholder purchases and redemptions. The fund managers will use cash flows from shareholder purchase and redemption activity to maintain, to the extent feasible, the similarity of its portfolio to the securities comprising the S&P 500 Index.

It is intended that VP Equity Index will be diversified to the extent that the
S&P 500 Index is diversified. Because of the composition of the S&P 500 Index, it is possible that a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, some of which may be in the same industry or economic sector. As a result, the fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry than other equity funds using different investment styles.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the stocks contained in the S&P 500 Index, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

www.americancentury.com                   American Century Investments        5

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

The advisor has, in turn, hired Barclays Global Fund Advisors to make the day-to-day investment decisions for the fund. Barclays Global Fund Advisors performs this function under the supervision of American Century Investment
Management, Inc. and the fund's Board of Directors.

For the services it provides to the fund, the advisor receives a unified management fee of 0.49% of the average net assets of the fund. The amount of the management fee is calculated daily and paid monthly in arrears.

Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

FUND PERFORMANCE

VP Equity Index has the same management team and investment policies as another fund in the American Century family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.

Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

[sidebar]

[graphic of hand pointing index finger]
Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

[end of sidebar]

6       American Century Investments                             1-800-345-6488

SHARE PRICE, DISTRIBUTIONS AND TAXES

PURCHASE AND REDEMPTION OF SHARES

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of redemption proceeds up to seven days.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

SHARE PRICE

American Century determines the net asset value (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after the insurance company separate account receives your transaction request in good order.

www.americancentury.com                   American Century Investments        7

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received from a fund, as well as CAPITAL GAINS realized from a fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

TAXES

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

[sidebar]

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

[end of sidebar]

8       American Century Investments                             1-800-345-6488

NOTES

www.americancentury.com                   American Century Investments        9

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person              SEC Public Reference Room
                       Washington, D.C.
                       Call 202-942-8090 for location and hours.

On the Internet        * EDGAR database at www.sec.gov
                       * By email request at publicinfo@sec.gov

By mail                SEC Public Reference Section
                       Washington, D.C. 20549-0102

Investment Company Act File No. 811-5188

                  [american century logo and text logo(reg.sm)]

                          AMERICAN CENTURY INVESTMENTS
                                P.O. Box 419385
                        Kansas City, Missouri 64141-6385

                         1-800-345-6488 or 816-531-5575

0105
SH-PRS-24575

Your
AMERICAN CENTURY
prospectus

                                                         VP Global Growth Fund
                                                                   MAY 1, 2001

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                     TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                    American Century  Investment Services, Inc.

[american century logo and text logo (reg. sm)]

[blank page]

[left margin}

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[graphic of pointing finger]
This symbol highlights special information and helpful tips.

                                                    American Century Investments

[blank page]

 2       American Century Investments                          1-800-345-6488

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund managers look for stocks of growing foreign companies. The fund's investment strategy is based on the belief that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value over time. A more detailed description of American Century's growth investment style and the fund's investment strategies and risks begins on page 4.

The fund's principal risks include

*  MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS - As with all funds, it is possible to lose money by investing in the fund.

*  FOREIGN RISK - The fund invests primarily in foreign securities, which are generally riskier than U.S. securities. As a result, the fund is subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events
   (such as labor strikes and rising inflation) and natural disasters occurring in a country where the fund invests could cause the fund's investments in that country to experience gains or losses.

*  CURRENCY RISK - Because the fund generally invests in securities denominated in foreign currencies, the fund is subject to currency risk, meaning that the fund could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

WHO may WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  seeking long-term capital growth from your investment

*  seeking diversification of your investment portfolio through investment in foreign securities

*  comfortable with the risks associated with investing in U.S. and foreign growth securities

*  comfortable with short-term price volatility

WHO may not WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  seeking current income from your investment

*  investing for a short period of time

*  uncomfortable with the risks associated with investing in U.S. and foreign growth securities

*  uncomfortable with short-term volatility in the value of your investment

Fund Performance History

As a new fund, the fund's performance history is not available as of the date of this Prospectus. When this fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns.

[left margin}

[graphic of pointing finger]
An investment in the fund is not a  bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

         www.americancentury.com               American Century Investments 3

OBJECTIVES, STRATEGIES AND RISKS

VP GLOBAL GROWTH FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks to buy for the fund.
This means that the managers make their investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. The managers track financial information for thousands of companies to identify trends in the companies'
earnings and revenues. This information is used to help the fund managers select or hold the stocks of companies they believe will be able to sustain their growth, and sell the stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the fund managers believe that it is important to diversify the fund's holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks, regardless of the movement of the market generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, forward currency exchange contracts, short-term securities, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included in the
Statement of Additional Information.

WHAT KIND OF SECURITIES DOES THE FUND BUY?

VP Global Growth invests in both U.S. and foreign companies. The fund's assets will be primarily invested at all times in equity securities of issuers located in developed countries worldwide (including the United States). The fund can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, forward currency exchange contracts, nonleveraged futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies. The fund limits its purchase of debt securities to investment-grade obligations.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities denominated in U.S. dollars or another currency. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

[left margin]

[graphic of pointing finger]
Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

 4       American Century Investments                         1-800-345-6488

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, at any given time your shares may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. securities. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information about a company; less-developed trading markets and regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States.

In addition, investments in foreign countries are subject to currency risk, meaning that because the fund's investments are generally denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

The fund managers may buy a large amount of a company's stock quickly, and may dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

The fund's performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on the fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

In summary, investing in this fund is intended for investors who find foreign securities an appropriate investment and who are willing to accept the increased risk associated with the fund's investment strategy.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

         www.americancentury.com              American Century Investments 5

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the average net assets of the fund. The amount of the management fee is calculated daily and paid monthly in arrears. VP
Global Growth will pay the advisor a unified management fee of 1.30% of the first $1 billion of average net assets, 1.15% of the next billion of average net assets, and 1.05% of average net assets over $2 billion.

Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

 6       American Century Investments                        1-800-345-6488

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below.

HENRIK STRABO

Mr. Strabo, Chief Investment Officer-International Equities, has been a member of the team that manages VP Global Growth since the fund's inception in December
2000. He also has been a member of the team that manages International Growth since April 1994. He joined American Century in 1993 as an Investment Analyst and was promoted to Portfolio Manager in April 1994. He has a bachelor's degree in business from the University of Washington.

BRADLEY AMOILS

Mr. Amoils, Portfolio Manager, has been a member of the team that manages VP
Global Growth since the fund's inception in December 2000. He joined American
Century in July 1997 as an Investment Analyst and was promoted to Portfolio
Manager in November 1998. Prior to joining American Century, he served as a
Securities Analyst for Oppenheimer Funds from January 1996 to June 1997 and an
Analyst at Clay Finlay Asset Management from March 1995 to December 1995. He has a bachelor of science and doctorate of medicine from the University of
Witwatersrand, Johannesburg, South Africa and an MBA from Columbia University
Graduate School of Business.

FUND PERFORMANCE

VP Global Growth has the same management team and investment policies as another fund in the American Century family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.

Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

[left margin}

[graphic of pointing finger]
CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

         www.americancentury.com               American Century Investments 7

SHARE PRICE, DISTRIBUTIONS AND TAXES

PURCHASE AND REDEMPTION OF SHARES

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value  next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the  variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We  also reserve the right to delay delivery of redemption proceeds up to seven days.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

SHARE PRICE

American Century determines the net asset value (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after the insurance company separate account receives your transaction request in good order.

 8       American Century Investments                        1-800-345-6488

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in March.
The fund may make more frequent distributions, if necessary, to comply with
Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

TAXES

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

[left margin}

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

         www.americancentury.com              American Century Investments 9

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and  practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and  semiannual reports, and ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person           SEC Public Reference Room
                    Washington, D.C.
                    Call 202-942-8090 for location and hours.

On the Internet     * EDGAR database at www.sec.gov
                    * By email request at publicinfo@sec.gov

By mail             SEC Public Reference Section
                    Washington, D.C. 20549-0102

Investment Company Act File No. 811-5188

                   [american century logo and text logo (reg. sm)]

                          American Century Investments
                                P.O. Box 419385
                        Kansas City, Missouri 64141-6385

                         1-800-345-6488 or 816-531-5575

0105
SH-PRS 24576

Your
AMERICAN CENTURY
prospectus

VP Growth Fund

                                                                    MAY 1, 2001

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                     TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                                               American Century
                                                       Investment Services, Inc.

                                  american century logo and text logo (reg. sm)]

{leftmargin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[graphic of pointing finger]

This symbol highlights special information and helpful tips.

                                                  American Century Investments

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund looks for common stocks of growing companies. The basis of the strategy used by this fund is that, over the long term, stocks of companies with earnings and revenue growth have a greater than average chance to increase in value over time. A more detailed description of American Century's growth investment style begins on page 4.

The fund's principal risks include

*  MARKET RISK-The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY-The value of a fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS-As with all mutual funds, it is possible to lose money by investing in the fund.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  seeking long-term capital growth from your investment

*  comfortable with short-term price volatility

*  comfortable with the risks associated with the fund's investment strategy

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  seeking current income from your investment

*  investing for a short period of time

*  uncomfortable with short-term volatility in the value of your investment

Fund Performance History

As a new fund, the fund's performance history is not available as of the date of this Prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns.

[left margin]

[graphic of pointing finger]

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

www.americancentury.com                    American Century Investments       3

OBJECTIVES, STRATEGIES AND RISKS

VP GROWTH FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund managers look for stocks of companies they believe will increase in value over time, using a growth investment strategy developed by American
Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace.
This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks to buy for the fund. This means that the managers make their investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or hold the stocks of companies they believe will be able to sustain accelerating growth, and sell the stocks of companies whose growth begins to slow down.

Although most of the fund's assets will be invested in U.S. companies, there is no limit on the amount of assets the fund can invest in foreign companies. Most of the fund's foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the fund's Statement of Additional Information

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures contracts and similar derivative  securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included in the
Statement of Additional Information.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will usually purchase common stocks, but it can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, nonleveraged stock index futures contracts and options, notes, bonds and other debt securities, as discussed above. The fund generally limits its purchase of debt securities to investment-grade obligations, except for convertible debt securities, which may be rated below investment grade.

[left margin]

[graphic of pointing finger]

Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

4       American Century Investments                             1-800-345-6488

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

As with all funds, at any given time your shares may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the fund managers intend to invest the fund's assets primarily in U.S.
stocks, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks. To the extent a fund invests in foreign securities, the overall risk of that fund could be affected.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

www.americancentury.com                   American Century Investments         5

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee of 1.00% of the average net assets of the fund. The amount of the management fee is calculated daily and paid monthly in arrears.

Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

6       American Century Investments                             1-800-345-6488

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below.

C. KIM GOODWIN

Ms. Goodwin, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages VP Growth since its inception in December 2000.
She also is the Chief Investment Officer - U.S. Growth Equities and as such oversees the investment discipline used by the fund and other growth funds.
Before joining American Century in October 1997, she served as Senior Vice
President and Portfolio Manager at Putnam Investments from May 1996 to September
1997, and Vice President and Portfolio Manager at Prudential Investments from
February 1993 to April 1996. She has a bachelor of arts from Princeton
University, an MBA in finance and a master's in public affairs from the
University of Texas.

GREGORY J. WOODHAMS

Mr. Woodhams, Vice President and Senior Portfolio Manager, has been a member of the team that manages VP Growth since its inception in December 2000. He joined
American Century in September 1997 as an Investment Analyst and was promoted to
Portfolio Manager for the Growth team in May 1998. Before joining American
Century, he  served as Vice President and Director of Equity Research for Texas
Commerce Bank, a subsidiary of Chase Manhattan Bank. He has a bachelor's degree in economics from Rice University and an M.A. in economics from the University of Wisconsin. He is a Chartered Financial Analyst.

E. A. PRESCOTT LEGARD

Mr. LeGard, Portfolio Manager, has been a member or the team that manages VP
Growth since its inception in December 2000. Before joining American Century in
March 1999, he was an Analyst for USAA Investment Management from March 1998 to
March 1999 and a portfolio manager for Commerce Bancshares from November 1993 to
February 1998. He has a bachelor's degree in economics from DePauw University.
He is a Chartered Financial Analyst.

FUND PERFORMANCE

VP Growth has the same management team and investment policies as another fund in the American Century family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.

Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

[left margin]

[graphic of pointing finger]

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

www.americancentury.com                   American Century Investments        7

SHARE PRICE, DISTRIBUTIONS AND TAXES

PURCHASE AND REDEMPTION OF SHARES

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of redemption proceeds up to seven days.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

SHARE PRICE

American Century determines the net asset value (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after the insurance company separate account receives your transaction request in good order.

8       American Century Investments                             1-800-345-6488

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in March.
The fund may make more frequent distributions, if necessary, to comply with
Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

TAXES

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

[left margin]

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

www.americancentury.com                   American Century Investments       9

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person               SEC Public Reference Room
                        Washington, D.C.
                        Call 202-942-8090 for location and hours.

On the Internet         * EDGAR database at www.sec.gov
                        * By email request at publicinfo@sec.gov

By mail                 SEC Public Reference Section
                        Washington, D.C. 20549-0102

Investment Company Act File No. 811-5188

                [american century logo and text logo (reg. sm)]

                          American Century Investments
                                P.O. Box 419385
                        Kansas City, Missouri 64141-6385

                         1-800-345-6488 or 816-531-5575

0105
SH-PRS 24577

[front cover]

Your
AMERICAN CENTURY
prospectus

VP Income & Growth Fund

                                                                    MAY 1, 2001

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                     TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                    American Century Investment Services, Inc.

[american century logo and text logo (reg. sm)]

[left margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[graphic of finger pointing]

This symbol highlights special information and helpful tips.

                                                    American Century Investments

AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

VP Income & Growth seeks capital growth by investing in common stocks. Income is a secondary objective.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

In selecting stocks for VP Income & Growth, the fund managers select primarily from the largest 1,500 publicly traded U.S. companies. The managers use quantitative, computer-driven models to construct the portfolio of stocks. A more detailed description of the fund's investment strategies begins on page 5.

The fund's principal risks include

*  MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS - As with all mutual funds, it is possible to lose money by investing in the fund.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  seeking long-term capital growth from your investment

*  comfortable with the fund's short-term price volatility

*  comfortable with the risks associated with the fund's investment strategy

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  investing for a short period of time

*  uncomfortable with volatility in the value of your investment

[left margin]

[graphic of finger pointing]

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

www.americancentury.com                   American Century Investments     3

FUND PERFORMANCE HISTORY

VP INCOME & GROWTH FUND

ANNUAL TOTAL RETURNS

The following bar chart shows the performance of the fund's shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year.

[bar chart data below]

2000    -10.62%
1999     18.02%
1998     26.87%

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                      Highest                               Lowest
--------------------------------------------------------------------------------
VP Income & Growth    21.69% (4Q 1998)                      -11.25% (3Q 1998)

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the fund's shares for the periods indicated. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

For the calendar year ended December 31, 2000  1 year       Life of Fund (1)
--------------------------------------------------------------------------------
VP Income & Growth                   -10.62%                12.28%
S&P 500 Index                         -9.10%                14.21%

(1)  The inception date for VP Income & Growth is October 30, 1997.

[left margin]

[graphic of finger pointing]

The performance information on this page is designed to help you see how the fund's returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

4        American Century Investments                             1-800-345-6488

OBJECTIVES, STRATEGIES AND RISKS

VP INCOME & GROWTH FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

VP Income & Growth seeks capital growth by investing in common stocks. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology.  In the first step, the fund managers rank stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock) from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the managers use the rate of growth of a company's earnings and changes in its earnings estimates, as well as other factors.

In the second step, the managers use a technique called portfolio optimization.
In portfolio optimization, the managers use a computer to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than the S&P 500 without taking on significant additional risk. The managers also attempt to create a dividend yield for the fund that will be greater than that of the S&P 500.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, NONLEVERAGED stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for a fund to lose more money than it invested.
A complete description of the derivatives policy is included in the Statement of
Additional Information.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling the insurance company from which you purchased the shares or by calling us.

[left margin]

NONLEVERAGED means that the fund may not invest in futures contracts when it would be possible to lose more than the fund invested.

www.americancentury.com                   American Century Investments     5

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, at any given time your shares may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

Because the fund is managed to the S&P 500 index, its performance will be closely tied to the index's performance. If the index goes down, it is likely that the fund's performance will go down.

Although current income is an objective for the fund, if the stocks that make up the S&P 500 Index do not have a high dividend yield, then the fund's dividend yield will not be high.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

6        American Century Investments                             1-800-345-6488

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 0.70% of the average net assets of the fund. The amount of the management fee is calculated daily and paid monthly in arrears.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

www.americancentury.com                   American Century Investments    7

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment team are identified below.

JOHN SCHNIEDWIND

Mr. Schniedwind, Senior Vice President, Senior Portfolio Manager and Group
Leader Quantitative Equity, has been a member of the team since the fund's inception. He joined American Century in 1982 and also supervises other portfolio management teams. He has degrees from Purdue University and an MBA in finance from the University of California-Berkley. He is a Chartered Financial
Analyst.

KURT BORGWARDT

Mr. Borgwardt, Vice President and Senior Portfolio Manager, joined American
Century in August 1990, and has managed the quantitative equity research effort since then. He has been a member of the team since the fund's inception. He has a bachelor of arts from Stanford University and an MBA with a specialization in finance from the University of Chicago. He is a Chartered Financial Analyst.

FUND PERFORMANCE

VP Income & Growth has the same management team and investment policies as another fund in the American Century family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.

Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

[left margin]

[graphic of finger pointing]

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

8        American Century Investments                             1-800-345-6488

SHARE PRICE AND DISTRIBUTIONS

PURCHASE AND REDEMPTION OF SHARES

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of redemption proceeds up to seven days.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

SHARE PRICE

American Century determines the net asset value (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

www.americancentury.com                   American Century Investments    9

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as capital gains realized by a fund on the sale of its investment securities. The fund generally pays distributions from net income and CAPITAL GAINS, if any, once a year in March.
The fund may make more frequent distributions, if necessary, to comply with
Internal Revenue Code provisions.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

TAXES

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

[left margin]

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

10        American Century Investments                             1-800-345-6488

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the fund is not five years old.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activit

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included in the fund's Annual Report, which is available upon request.

www.americancentury.com                   American Century Investments     11

VP INCOME & GROWTH FUND

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)

Per-Share Data
                                                             2000         1999        1998        1997(1)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $8.00         $6.78       $5.39       $5.00
                                                      ---------------------------------------------------------
Income From Investment Operations
  Net Investment Income                                      0.05          0.08(2)     0.03        0.02
  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions                                (0.90)         1.14        1.41        0.37
                                                      ---------------------------------------------------------
  Total From Investment Operations                          (0.85)         1.22        1.44        0.39
                                                      ---------------------------------------------------------
Distributions
  From Net Investment Income                                (0.04)         --(3)      (0.04)        --
  From Net Realized Gains on Investment Transactions          --           --         (0.01)        --
                                                      ---------------------------------------------------------
  Total Distributions                                       (0.04)         --(3)      (0.05)        --
                                                      --------------------------------------------------------
Net Asset Value, End of Period                              $7.11        $8.00        $6.78        $5.39
                                                      =========================================================
  Total Return(4)                                          (10.62)%      18.02%       26.87%        7.80%
Ratios/Supplemental Data
                                                              2000         1999         1998         1997(1)
-------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets            0.70%        0.70%        0.70%        0.70%(5)
Ratio of Net Investment Income to Average Net Assets         0.93%        1.09%        1.43%        1.94%(5)
Portfolio Turnover Rate                                        58%          50%          55%          10%
Net Assets, End of Period (in thousands)                  $648,120     $459,110     $109,626       $1,230

(1) October 30, 1997 (inception) through December 31, 1997.

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5) Annualized.

12            American Century Investments                              1-800-345-6488

NOTES

www.americancentury.com                   American Century Investments       13

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS.

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person              SEC Public Reference Room
                       Washington, D.C.
                       Call 202-942-8090 for location and hours.

On the Internet        * EDGAR database at www.sec.gov
                       * By email request at publicinfo@sec.gov

By mail                SEC Public Reference Section
                       Washington, D.C. 20549-0102

Investment Company Act File No. 811-5188

                  [american century logo and text logo (reg. sm)]

                          AMERICAN CENTURY INVESTMENTS
                                P.O. Box 419385
                        Kansas City, Missouri 64141-6385

                         1-800-345-6488 or 816-531-5575

0105
SH-PRS-24572

[front cover]

Your
AMERICAN CENTURY
prospectus

VP International Fund

[american century logo and text logo(reg.sm)]

[sidebar]

                                                                    MAY 1, 2001

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                     TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                     American Century Investment Services, Inc.

[end of sidebar]

[sidebar]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[graphic of hand pointing index finger]
This symbol highlights special information and helpful tips.

[end of sidebar]

                                                    American Century Investments

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund managers look  for stocks of growing foreign companies. The investment strategy of this fund is based on the belief that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value over time. A more detailed description of American Century's growth investment style and the fund's investment strategies and risks begins on page 5.

The fund's principal risks include

*  MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS - As with all funds, it is possible to lose money by investing in the fund.

*  FOREIGN RISK - The fund invests primarily in foreign securities, which are generally riskier than U.S. stocks. As a result the fund is subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events
   (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund's investments in that country to experience gains or losses.

*  CURRENCY RISK - Because the fund generally invests in securities denominated in foreign currencies, the fund is subject to currency risk, meaning that the fund could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  seeking long-term capital growth from your investment

*  seeking diversification of your investment portfolio through investment in foreign securities

*  comfortable with the risks associated with investing in U.S. and foreign growth securities

*  comfortable with short-term price volatility

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  seeking current income from your investment

*  investing for a short period of time

*  uncomfortable with the risks associated with investing in U.S. and foreign growth securities

*  uncomfortable with short-term volatility in the value of your investment

[sidebar]

[graphic of hand pointing index finger]
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

[end of sidebar]

www.americancentury.com                   American Century Investments        3

FUND PERFORMANCE HISTORY

VP INTERNATIONAL FUND

Annual Total Returns

The following bar chart shows the performance of the fund's shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year.

[data shown in bar chart]

2000     -16.83%
1999      64.04%
1998      18.76%
1997      18.63%
1996      14.41%
1995      12.21%

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                            Highest                       Lowest
--------------------------------------------------------------------------------
VP International            47.58% (4Q 1999)              -18.28% (3Q 1998)

Average Annual Total Returns

The following table shows the average annual total returns of the fund's shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison. The
S&P 500 is viewed as a broad measure of U.S. stock performance, while the
Morgan Stanley Capital International EAFE Index is a widely followed group of stocks from 20 countries.

For the calendar year ended December 31, 2000       1 year      5 years     Life of Fund(1)
----------------------------------------------------------------------------------------------
VP International                                    -16.83%     17.07%      13.64%
S&P 500 Index                                        -9.10%     18.33%      19.71%
Morgan Stanley Capital International EAFE Index     -14.17%      7.13%       6.98%

(1)  The inception date for VP International is May 1, 1994.

[sidebar]

[graphic of hand pointing index finger]
The performance information on this page is designed to help you see how the fund's returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

[end of sidebar]

4       American Century Investments                             1-800-345-6488

OBJECTIVES, STRATEGIES AND RISKS

VP INTERNATIONAL FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth.
Ideally, the fund managers look for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace.
This strategy is based on the premise that, over the long term, the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks to buy for the fund. This means that the managers make their investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. The managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or hold the stocks of companies they believe will be able to sustain their growth, and sell the stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the fund managers believe that it is important to diversify the fund's holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested, regardless of the movement of the market generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, forward currency exchange contracts, short-term securities, NONLEVERAGED stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for a fund to lose more money than it invested.
A complete description of the derivatives policy is included in the Statement of
Additional Information.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling the insurance company from which you purchased the shares or by calling us.

[sidebar]

[graphic of hand pointing index finger]
Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

NONLEVERAGED means that the fund may not invest in futures contracts when it would be possible to lose more than the fund invested.

[end of sidebar]

www.americancentury.com                   American Century Investments        5

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund's assets will be primarily invested in securities of companies in at least three developed countries (excluding the United States). The fund can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, forward currency exchange contracts, nonleveraged futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities denominated in U.S. dollars or another currency. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

In determining whether a company is foreign, the fund managers will consider various factors, including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case. The fund considers developed countries to include Australia, Austria, Belgium, Canada, Denmark,
Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, the
Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, the United Kingdom and the United States.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, at any given time your shares may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. securities. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information about a company; less-developed trading markets and regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States.

In addition, investments in foreign countries are subject to currency risk, meaning that because the fund's investments are generally denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

6       American Century Investments                             1-800-345-6488

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 1.23% of the average net assets of the fund. The amount of the management fee is calculated daily and paid monthly in arrears.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

www.americancentury.com                   American Century Investments        7

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below.

HENRIK STRABO

Mr. Strabo, Chief Investment Officer-International Equities, has been a member of the team that manages VP International since the fund's inception on May 1,
1994. He joined American Century in 1993 as an Investment Analyst and was
promoted to Portfolio Manager in April 1994. He has a bachelor's degree in business from the University of Washington.

MARK S. KOPINSKI

Mr. Kopinski, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages VP International since rejoining American
Century in April 1997. Before rejoining American Century, he served as Vice
President and Portfolio Manager at Federated Investors, Inc. from June 1995 to
March 1997. From 1990 to 1995, he served as Vice President and Portfolio Manager of American Century. He has a bachelor's degree in business administration from
Monmouth College and a master's degree in Asian studies from the University of
Illinois.

FUND PERFORMANCE

VP International has the same management team and investment policies as another fund in the American Century family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.

Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

[sidebar]

[graphic of hand pointing index finger]
Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

[end of sidebar]

8       American Century Investments                             1-800-345-6488

SHARE PRICE, DISTRIBUTIONS AND TAXES

PURCHASE AND REDEMPTION OF SHARES

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of redemption proceeds up to seven days.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

SHARE PRICE

American Century determines the net asset value (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after the insurance company separate account receives your transaction request in good order.

www.americancentury.com                   American Century Investments        9

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in March.
The fund may make more frequent distributions, if necessary, to comply with
Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

TAXES

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

[sidebar]

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

[end of sidebar]

10      American Century Investments                             1-800-345-6488

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included in the fund's Annual Report, which is available upon request.

www.americancentury.com                   American Century Investments       11

VP INTERNATIONAL FUND

For a Share Outstanding Throughout the Years Ended December 31

PER-SHARE DATA

                                                2000          1999          1998          1997          1996
---------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period          $12.50         $7.62         $6.84         $5.96         $5.33
                                            -----------   -----------   -----------   -----------   -----------

Income From Investment Operations

  Net Investment Income (Loss)                 (0.02)        (0.01)         0.02         (0.02)         0.02(1)

  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions                   (2.02)         4.89          1.24          1.11          0.74
                                            -----------   -----------   -----------   -----------   -----------

  Total From Investment Operations             (2.04)         4.88          1.26          1.09          0.76
                                            -----------   -----------   -----------   -----------   -----------

Distributions

  From Net Investment Income                   (0.01)          --          (0.04)        (0.06)        (0.03)

  In Excess of Net Investment Income             --            --            --          (0.01)        (0.07)

  From Net Realized Gains
  on Investment Transactions                   (0.22)          --          (0.36)        (0.14)        (0.03)

  In Excess of Net Realized Gains
  on Investment Transactions                     --            --          (0.08)          --            --
                                            -----------   -----------   -----------   -----------   -----------

  Total Distributions                          (0.23)          --          (0.48)        (0.21)        (0.13)
                                            -----------   -----------   -----------   -----------   -----------

Net Asset Value, End of Period                $10.23        $12.50         $7.62         $6.84         $5.96
                                            ===========   ===========   ===========   ===========   ===========

  TOTAL RETURN(2)                             (16.83)%       64.04%        18.76%        18.63%        14.41%

RATIOS/SUPPLEMENTAL DATA

                                                2000          1999          1998          1997          1996
---------------------------------------------------------------------------------------------------------------

Ratio of Operating Expenses
to Average Net Assets                          1.23%         1.34%       1.47%(3)        1.50%         1.50%

Ratio of Net Investment Income
(Loss) to Average Net Assets                  (0.14)%       (0.17)%      0.25%(3)       (0.08)%        0.31%

Portfolio Turnover Rate                         128%          109%          181%          173%          154%

Net Assets, End of Period (in thousands)      $924,789      $799,842      $418,962      $216,523      $101,335

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

(3)  ACIM voluntarily waived a portion of its management fee from October 1,
     1998 through November 16, 1998. In absence of the waiver, the annualized ratio of operating expenses to average net assets and annualized ratio of net investment income to average net assets would have been 1.48% and
     0.24%, respectively, for the year ended December 31, 1998.

12     American Century Investments                             1-800-345-6488

NOTES

www.americancentury.com                   American Century Investments       13

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS.

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person              SEC Public Reference Room
                       Washington, D.C.
                       Call 202-942-8090 for location and hours.

On the Internet        * EDGAR database at www.sec.gov
                       * By email request at publicinfo@sec.gov

By mail                SEC Public Reference Section
                       Washington, D.C. 20549-0102

Investment Company Act File No. 811-5188

                 [american century logo and text logo(reg.sm)]

                         AMERICAN CENTURY INVESTMENTS
                                 P.O. Box 419385
                        Kansas City, Missouri 64141-6385

                         1-800-345-6488 or 816-531-5575

0105
SH-PRS-24573

[front cover]

Your
AMERICAN CENTURY
prospectus

VP Ultra Fund

                                                                    MAY 1, 2001

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                     TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                    American Century Investment  Services, Inc.

                                 [american century logo and text logo (reg.sm)]

[blank page]

[left margin]

Throughout this book you'll find definitions of key investment terms  and phrases. When you see a word printed in BLUE ITALICS, look for its  definition in the left margin.

[pointing finger]
This symbol highlights special information and helpful tips.

                                                 American Century Investments

[blank page]

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund looks for common stocks of growing companies. The basis of the strategy used by this fund is that, over the long term, stocks of companies with earnings and revenue growth have a greater than average chance to increase in value over time. A more detailed description of American Century's growth investment style begins on page 4.

The fund's principal risks include

*   MARKET RISK-The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*   PRICE VOLATILITY-The value of a fund's shares may fluctuate significantly in the short term.

*   PRINCIPAL LOSS-As with all mutual funds, it is possible to lose money by investing in the fund.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  seeking long-term capital growth from your investment

*  comfortable with short-term price volatility

*  comfortable with the risks associated with the fund's investment strategy

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  seeking current income from your investment

*  investing for a short period of time

*  uncomfortable with short-term volatility in the value of your investment

Fund Performance History

As a new fund, the fund's performance history is not available as of the date of this Prospectus. When this fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns.

[left margin]

[pointing finger]
An investment in the fund is not a  bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

www.americancentury.com                   American Century Investments        3

OBJECTIVES, STRATEGIES AND RISKS

VP ULTRA FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund managers look for stocks of  large companies they believe will increase in value over time, using a growth investment strategy developed by American
Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace.
This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks to buy for the fund.
This means that the managers make their investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or hold the stocks of companies they believe will be able to sustain accelerating growth, and sell the stocks of companies whose growth begins to slow down.

Although most of the fund's assets will be invested in U.S. companies, there is no limit on the amount of assets the fund can invest in foreign companies. Most of the fund's foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the fund's Statement of Additional Information

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of  its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included in the
Statement of Additional Information.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will usually purchase common stocks, but it can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, nonleveraged stock index futures contracts and options, notes, bonds and other debt securities as discussed above. The fund generally limits its purchase of debt securities to investment-grade obligations, except for convertible debt securities, which may be rated below investment grade.

[left margin]

[pointing finger]
Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

4        American Century Investments                             1-800-345-6488

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

As with all funds, at any given time your shares may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the fund managers intend to invest the fund's assets primarily in U.S.
stocks, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

www.americancentury.com                   American Century Investments        5

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the average net assets of the fund. The amount of the management fee is calculated daily and paid monthly in arrears. VP
Ultra will pay the advisor a unified fee of 1.00% of the first $20 billion of average net assets, and 0.95% of average net assets over $20 billion.

Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

6        American Century Investments                             1-800-345-6488

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below.

Ultra

JAMES E. STOWERS III

Mr. Stowers, Co-Chairman and Portfolio Manager, has been a member of the team that manages VP Ultra since its inception in December 2000. He joined American
Century in 1981. He has a bachelor's degree in finance from Arizona State
University.

JOHN R. SYKORA

Mr. Sykora, Vice President and Senior Portfolio Manager, has been a member of the team that manages VP Ultra since its inception in December 2000.  He joined
American Century in May 1994 as an Investment Analyst. He has a bachelor's degree in accounting and finance from Creighton University and an MBA in finance from Michigan State University.  He is a Chartered Financial Analyst.

BRUCE A. WIMBERLY

Mr. Wimberly, Vice President and Senior Portfolio Manager, has been a member of the team that manages VP Ultra since its inception in December 2000. He joined
American Century in September 1994 as an Investment Analyst. He has a bachelor of arts from Middlebury College and an MBA from Kellogg Graduate School of
Management, Northwestern University.

FUND PERFORMANCE

VP Ultra has the same management team and investment policies as another fund in the American Century family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.

Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

[left margin]

[pointing finger] CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

www.americancentury.com                   American Century Investments        7

SHARE PRICE, DISTRIBUTIONS AND TAXES

PURCHASE AND REDEMPTION OF SHARES

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value  next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the  variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt  portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.  We also reserve the right to delay delivery of redemption proceeds up to seven days.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

SHARE PRICE

American Century determines the net asset value (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after the insurance company separate account receives your transaction request in good order.

8       American Century Investments                             1-800-345-6488

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in March.
The fund may make more frequent distributions, if necessary, to comply with
Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

TAXES

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

[left margin]

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

www.americancentury.com                   American Century Investments        9

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                SEC Public Reference Room
                         Washington, D.C.
                         Call 202-942-8090 for location
                         and hours.

On the Internet          * EDGAR database at www.sec.gov
                         * By email request at publicinfo@sec.gov

By mail                  SEC Public Reference Section
                         Washington, D.C. 20549-0102

Investment Company Act File No. 811-5188

               [american century logo and text logo (reg.sm)]

                         AMERICAN CENTURY INVESTMENTS
                               P.O. Box 419385
                        Kansas City, Missouri 64141-6385
                         1-800-345-6488 or 816-531-5575

0105
SH-PRS-24578

Your
AMERICAN CENTURY
prospectus

VP Value Fund

                                                                     MAY 1, 2001

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
 SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                      TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                      American Century Investment Services, Inc.

                                [american century tree and text logo (reg. sm)]

[left margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[graphic of finger pointing]

This symbol highlights special information and helpful tips.

                                                    American Century Investments

An Overview of the Fund

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

This fund seeks long-term capital growth. Income is a secondary objective.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGY AND PRINCIPAL RISKS?

In selecting stocks for VP Value, the fund managers look for stocks of companies that they believe are undervalued at the time of purchase. A more detailed description of the fund's value investment strategy begins on page 5.

The fund's principal risks include

*  MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS - As with all mutual funds, it is possible to lose money by investing in the fund.

*  STYLE RISK - If the fund's investment style is out of favor with the market, the fund's performance may suffer.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  seeking long-term capital growth from your investment

*  seeking an equity fund that utilizes a value style of investing

*  comfortable with the risks associated with the fund's investment strategy

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  investing for a short period of time

*  uncomfortable with volatility in the value of your investment

[left margin]

[graphic of finger pointing]

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

                                                                             3

FUND PERFORMANCE HISTORY

VP VALUE FUND

Annual Total Returns

The following bar chart shows the performance of the fund's shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year.

[chart data]

2000         18.14
1999         -0.85
1988          4.81
1997         26.08

The highest and lowest returns for the period reflected in the bar chart are:

                                     Highest                Lowest
VP Value                             18.09% (2Q1999)        -11.05% (3Q1999)

Average Annual Total Returns

The following table shows the average annual total returns of the fund's shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison. The
S&P 500 is viewed as a broad measure of U.S. Stock performance. The Lipper
Multicap Value Index is an index of multicap value funds that have management styles similar to the fund's.

For the calendar year ended December 31, 2000    1 year           Life of Fund(1)
VP Value                                         18.14%           12.59%
S&P 500 Index                                    -9.10%           18.05%
Lipper Multicap Value Index                       9.64%           12.99%

(1) The inception date for VP Value is May 1, 1996.

[left margin]

[graphic of finger pointing]

The performance information on this page is designed to help you see how the fund's returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

4                      American Century Investments                 1-800-345-6488

OBJECTIVES, STRATEGIES AND RISKS

VP VALUE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks long-term capital growth by investing primarily in common stocks.
Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 80% of the fund's assets invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term instruments, bonds, notes and debt securities of companies, debt obligations of governments and their agencies, NONLEVERAGED stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for a fund to lose more money than it invested. A complete description of the derivatives policy is included in the Statement of Additional Information.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth. The fund generally limits its purchase of debt securities to investment-grade obligations, except for convertible debt securities, which may be rated below investment grade.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling the insurance company from which you purchased the shares or by calling us.

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[graphic of finger pointing]

NONLEVERAGED means that the fund may not invest in futures contracts when it would be possible to lose more than the fund invested.

 www.americancentury.com           American Century Investments                5

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, at any given time your shares may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the fund managers intend to invest the fund's assets primarily in U.S.
stocks, the funds may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economical structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

6                     American Century Investments               1-800-345-6488

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 1.00% of the average net assets of the fund. The amount of the management fee is calculated daily and paid monthly in arrears.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

   www.americancentury.com          American Century Investments               7

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below:

PHILLIP N. DAVIDSON

Mr. Davidson, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages VP Value since May 1996. He joined American
Century in September 1993 as a Portfolio Manager. Prior to joining American
Century, he spent 11 years at Boatmen's Trust Company in St. Louis and served as
Vice President and Portfolio Manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from Illinois State
University. He is a Chartered Financial Analyst.

SCOTT A. MOORE

Mr. Moore, Vice President and Portfolio Manager, has been a member of the team that manages VP Value since October 1996 and Portfolio Manager since February
1999. He joined American Century in August 1993 as an Investment Analyst. He has
a bachelor's degree in finance from Southern Illinois University and an MBA in finance from the University of Missouri-Columbia. He is a Chartered Financial
Analyst.

FUND PERFORMANCE

VP Value has the same management team and investment policies as another fund in the American Century family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.

Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

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Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

 8                    American Century Investments                  1-800-345-6488

SHARE PRICE, DISTRIBUTIONS AND TAXES

PURCHASE AND REDEMPTION OF SHARES

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of redemption proceeds up to seven days.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

SHARE PRICE

American Century determines the net asset value (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after the insurance company separate account receives your transaction request in good order.

   www.americancentury.com                American Century Investments        9

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in March.
The fund may make more frequent distributions, if necessary, to comply with
Internal Revenue Code provisions.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

TAXES

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

[left margin]

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

10        American Century Investments                             1-800-345-6488

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the fund is not five years old.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included in the fund's Annual Report, which is available upon request.

 www.americancentury.com                   American Century Investments       11

VP VALUE FUND

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)

Per-Share Data

                                            2000     1999     1998     1997     1996(1)
                                            -------  -------  -------  -------  --------

Net Asset Value, Beginning of Period        $5.95    $6.73    $6.93    $5.58    $5.00
                                            -------  -------  -------  -------  --------

Income From Investment Operations

  Net Investment Income                      0.08     0.08     0.08(2)  0.07     0.05

  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions                 0.90    (0.15)    0.27     1.37     0.56
                                            -------  -------  -------  -------  --------

Total From Investment Operations             0.98    (0.07)    0.35     1.44     0.61
                                            -------  -------  -------  -------  --------
Distributions

  From Net Investment Income                (0.07)   (0.07)   (0.04)   (0.04)   (0.03)

  From Net Realized Gains on Investment
  Transactions                                --     (0.57)   (0.51)   (0.05)     --

  In excess of Net Realized Gains on
  Investment Transactions                   (0.19)   (0.07)     --       --       --
                                            -------  -------  -------  -------  --------

Total Distributions                         (0.26)   (0.71    (0.55)   (0.09    (0.03)
                                            -------  -------  -------  -------  --------

Net Asset Value, End of Period              $6.67    $5.95    $6.73    $6.93    $5.58
                                            =======  =======  =======  =======  ========

  Total Return(3)                           18.14%   (0.85)%   4.81%   26.08%   12.28%

Ratios/Supplemental Data

                                            2000     1999     1998     1997     1996(1)
                                            -------  -------  -------  -------  --------

Ratio of Operating Expenses to
Average Net Assets                           1.00%    1.00%    1.00%    1.00%    1.00%(4)

Ratio of Net Investment Income to
Average Net Assets                           1.81%    1.40%    1.21%    1.60%    1.98%(4)

Portfolio Turnover Rate                       159%     118%     158%     138%      49%

Net Assets, End of Period (in thousands)    $672,214 $416,166 $316,624 $188,015  $23,894

(1) May 1, 1996 (inception) through December 31, 1996.

(2) Computed using average shares outstanding throughout the year.

(3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

12             American Century Investments                       1-800-345-6488

NOTES

  www.americancentury.com              American Century Investments           13

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS.

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for location and hours.

On the Internet             * EDGAR database at www.sec.gov
                            * By email request at publicinfo@sec.gov

By mail                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

Investment Company Act File No. 811-5188

[american century tree and text logo (reg.sm)]

                          American Century Investments
                               P.O. Box 419385
                        Kansas City, Missouri 64141-6385
                         1-800-345-6488 or 816-531-5575

0105
SH-PRS-24574

Your
AMERICAN CENTURY
prospectus

VP Vista Fund

                                                                    MAY 1, 2001

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                     TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                                               American Century
                                                      Investment Services, Inc.

                                [american century logo and text logo (reg. sm)]

[left margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[graphic of pointing finger]

This symbol highlights special information and helpful tips.

                                                 American Century Investments

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund looks for common stocks of growing companies. The basis of the strategy used by this fund is that, over the long term, stocks of companies with earnings and revenue growth have a greater than average chance to increase in value over time. A more detailed description of American Century's growth investment style begins on page 4.

The fund's principal risks include

*  MARKET RISK-The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY-The value of a fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS-As with all mutual funds, it is possible to lose money by investing in the fund.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  seeking long-term capital growth from your investment
*  comfortable with short-term price volatility
*  comfortable with the risks associated with the fund's investment strategy

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  seeking current income from your investment
*  investing for a short period of time
*  uncomfortable with short-term volatility in the value of your investment

Fund Performance History

As a new fund, the fund's performance history is not available as of the date of this Prospectus. When this fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns.

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[graphic of pointing finger]

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

www.americancentury.com                   American Century Investments        3

OBJECTIVES, STRATEGIES AND RISKS

VP VISTA FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund managers look for stocks of medium-sized and smaller companies they believe will increase in value over time, using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks to buy for the fund.
This means that the managers make their investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or hold the stocks of companies they believe will be able to sustain accelerating growth and sell the stocks of companies whose growth begins to slow down.

Although most of the fund's assets will be invested in U.S. companies, there is no limit on the amount of assets the fund can invest in foreign companies. Most of the fund's foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the fund's Statement of Additional Information.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included in the
Statement of Additional Information.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will usually purchase common stocks, but it can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, nonleveraged stock index futures contracts and options, notes, bonds and other debt securities as discussed above. The fund generally limits its purchase of debt securities to investment-grade obligations, except for convertible debt securities, which may be rated below investment grade.

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[graphic of pointing finger]

Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

4       American Century Investments                             1-800-345-6488

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

As with all funds, at any given time your shares may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the fund managers intend to invest the fund's assets primarily in U.S.
stocks, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

www.americancentury.com                   American Century Investments        5

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee of 1.00% of the average net assets of the fund. The amount of the management fee is calculated daily and paid monthly in arrears.

Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

6      American Century Investments                             1-800-345-6488

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below.

GLENN A. FOGLE

Mr. Fogle, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages VP Vista since its inception in May 2001. He joined
American Century in September 1990 as an Investment Analyst. He has a bachelor of business administration (management) and an MBA in finance from Texas
Christian University. He is a Chartered Financial Analyst.

DAVID M. ROSE

Mr. Rose, Portfolio Manager, has been a member of the team that manages VP Vista since its inception in May 2001. He joined American Century in July 1998 as an investment analyst. Before joining American Century, he was the business manager for SingleLife Enterprises Inc. from September 1991 to May 1996. From August
1996 to May 1998, he attended the University of Wisconsin-Madison, where he earned an MS in finance, investments and banking. He also has a bachelor's degree in business administration from Washington University.

FUND PERFORMANCE

VP Vista has the same management team and investment policies as another fund in the American Century family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.

Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

[left  margin]

[graphic of pointing finger]

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

www.americancentury.com                   American Century Investments        7

SHARE PRICE, DISTRIBUTIONS AND TAXES

PURCHASE AND REDEMPTION OF SHARES

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of redemption proceeds up to seven days.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

SHARE PRICE

American Century determines the net asset value (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after the insurance company separate account receives your transaction request in good order.

8       American Century Investments                             1-800-345-6488

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in March.
The fund may make more frequent distributions, if necessary, to comply with
Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

TAXES

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

[left margin]

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

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MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                SEC Public Reference Room
                         Washington, D.C.
                         Call 202-942-8090 for
                         location and hours.

On the Internet          * EDGAR database at www.sec.gov
                         * By email request at publicinfo@sec.gov

By mail                  SEC Public Reference Section
                         Washington, D.C. 20549-0102

Investment Company Act File No. 811-5188

                  [american century logo and text logo (reg. sm)]

                          American Century Investments
                                P.O. Box 419385
                        Kansas City, Missouri 64141-6385

                         1-800-345-6488 or 816-531-5575

0105
SH-PRS 24579

AMERICAN CENTURY
statement of
additional information

VP Balanced Fund
VP Capital Appreciation Fund
VP Equity Index Fund
VP Global Growth Fund
VP Growth Fund
VP Income & Growth Fund
VP International Fund
VP Ultra Fund
VP Value Fund
VP Vista Fund

                                                                    MAY 1, 2001

                                                               American Century
                                                      Variable Portfolios, Inc.

  THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUNDS'
     PROSPECTUSES, DATED MAY 1, 2001, BUT IS NOT A PROSPECTUS. THE STATEMENT OF
   ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUNDS' CURRENT
     PROSPECTUSES. IF YOU WOULD LIKE A COPY OF A PROSPECTUS, PLEASE CONTACT THE
      INSURANCE COMPANY FROM  WHICH YOU PURCHASED THE FUND OR CONTACT US AT THE
                         ADDRESS OR TELEPHONE NUMBERS LISTED ON THE BACK COVER.

     THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE
 DELIVERED TO ALL INVESTORS. YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL OR
                                  SEMIANNUAL REPORTS BY CALLING 1-800-345-6488.

                                                               American Century
                                                      Investment Services, Inc.

                                [american century logo and text logo (reg. sm)]

www.americancentury.com                   American Century Investments        1

THE FUNDS' HISTORY

American Century Variable Portfolios, Inc. is a registered open-end management investment company that was organized as a Maryland corporation on June 4, 1987.
The corporation was known as TCI Portfolios, Inc. until May 1997. Throughout this Statement of Additional Information we refer to American Century Variable
Portfolios, Inc., as the corporation.

Each fund described in this Statement of Additional Information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration number.

Fund                                           Inception Date
--------------------------------------------------------------------------------
VP Balanced                                    05/01/1991
--------------------------------------------------------------------------------
VP Capital Appreciation                        11/20/1987
--------------------------------------------------------------------------------
VP Equity Index                                05/01/2001
--------------------------------------------------------------------------------
VP Global Growth                               05/01/2001
--------------------------------------------------------------------------------
VP Growth                                      05/01/2001
--------------------------------------------------------------------------------
VP Income & Growth                             10/30/1997
--------------------------------------------------------------------------------
VP International                               05/01/1994
--------------------------------------------------------------------------------
VP Ultra                                       05/01/2001
--------------------------------------------------------------------------------
VP Value                                       05/01/1996
--------------------------------------------------------------------------------
VP Vista                                       05/01/2001
--------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and Risks, which begins on page 5. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the
Prospectuses.

Each fund (except VP Equity Index) is a diversified company as defined in the
Investment Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer.

ALL FUNDS

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

In general, within the restrictions outlined here and in the funds'
Prospectuses, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

2      American Century Investments                             1-800-345-6488

VP GROWTH, VP ULTRA AND VP VISTA

In general, within the restrictions outlined here and in the funds'
Prospectuses, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described on the following pages. It is the advisor's intention that each fund will generally consist of domestic and foreign common stocks, convertible debt securities and equity equivalent securities. However, subject to the specific limitations applicable to a fund, the funds' management teams may invest the assets of each fund in varying amounts in other instruments and may use other techniques when such a course is deemed appropriate in order to pursue a fund's investment objective. Senior securities that, in the opinion of the fund managers, are high-grade issues also may be purchased for defensive purposes.

So long as a sufficient number of acceptable securities are available, the fund managers intend to keep the funds fully invested, regardless of the movement of stock or bond prices, generally. However, should the funds' investment methodology fail to identify sufficient acceptable securities, or for any other reason including the desire to take a temporary defensive position, the funds may invest up to 100% of their assets in U.S. government securities. In most circumstances, each fund's actual level of cash and cash equivalents will be less than 10%. The managers may use stock index future contracts as a way to expose each fund's cash assets to the market while maintaining liquidity. As mentioned in the Prospectuses, the managers may not leverage a fund's portfolios; so there is no greater market risk to the funds than if they purchase stocks. See Derivative Securities, page 10, Short-Term Securities, page
15 and Futures and Options, page 16.

VP EQUITY INDEX FUND

VP Equity Index is a non-diversified company as defined in the Investment
Company Act. Non-diversified means that the proportion of the fund's assets that may be invested in the securities of a single issuer is not limited by the
Investment Company Act.

It is intended that VP Equity Index will be diversified to the extent that the
S&P 500 Index is diversified. Because of the composition of the S&P 500 Index, it is possible that a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, some of which may be in the same industry or economic sector. As a result, the fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry than other equity funds using different investment styles.

VP CAPITAL APPRECIATION AND VP INTERNATIONAL

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described on the following pages. It is the advisor's intention that each fund will generally consist of domestic and foreign common stocks and equity-equivalent securities. However, subject to the specific limitations applicable to a fund, the funds' management teams may invest the assets of each fund in varying amounts in other instruments and may use other techniques, such as those discussed under Investment Strategies and Risks, which begins on page
5, when such a course is deemed appropriate in order to pursue a fund's investment objective. Senior securities that, in the opinion of the fund managers, are high-grade issues also may be purchased for defensive purposes.

www.americancentury.com                   American Century Investments        3

So long as a sufficient number of acceptable securities are available, the fund managers intend to keep the funds fully invested in securities, regardless of the movement of stock or bond prices generally. However, should the funds'
investment methodology fail to identify sufficient acceptable securities, or for any other reason including the desire to take a temporary defensive position, the funds may invest up to 100% of their assets in U.S. government securities.
In most circumstances, each fund's actual level of cash and cash equivalents will be less than 10%. The fund managers may use stock index futures contracts as a way to expose each fund's cash assets to the market while maintaining liquidity. As mentioned in the Prospectuses, the managers may not leverage a fund's portfolios; so there is no greater market risk to the funds than if they purchase stocks. See Derivative Securities, page 10, Short-Term Securities, page
15, and Futures and Options, page 16.

VP BALANCED AND VP INCOME & GROWTH

As a matter of fundamental policy, the managers will invest approximately 60% of the VP Balanced portfolio in equity securities and the remainder in bonds and other fixed-income securities. VP Income & Growth and the equity portion of VP
Balanced will generally be invested in equity securities of companies comprising the 1,500 largest publicly traded companies in the United States. The funds'
investment approach may cause the equity portion to be more heavily invested in some industries than in others. However, they may not invest more than 25% of the total assets in companies whose principal business activities are in the same industry. In addition, as diversified investment companies, their investments in a single issuer are limited, as described previously in Fund
Investment Guidelines. The fund managers also may purchase foreign securities, convertible debt securities, equity-equivalent securities, stock index futures contracts and similar securities, and short-term securities.

The fixed-income portion of VP Balanced generally will be invested in a diversified portfolio of high-grade government, corporate, asset-backed and similar securities. There are no maturity restrictions on the fixed-income securities in which the fund invests, but under normal conditions, the weighted average maturity for the fixed-income portion of the fund will be in the three-
to 10-year range. The managers will actively manage the portfolio, adjusting the weighted average portfolio maturity in response to expected changes in interest rates. During periods of rising interest rates, a shorter weighted average maturity may be adopted in order to reduce the effect of bond price declines on the fund's net asset value. When interest rates are falling and bond prices are rising, a longer weighted average portfolio maturity may be adopted. The restrictions on the quality of the fixed-income securities the fund may purchase are described in the Prospectus. For a description of the fixed-income securities rating system, see Explanation of Fixed-Income Securities Ratings, page 38.

VP VALUE

The fund managers of VP Value will invest primarily in stocks of companies that the managers believe are undervalued at the time of purchase. The fund managers usually will purchase common stocks of U.S. and foreign companies, but they can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, notes, bonds and other debt securities.

4       American Century Investments                             1-800-345-6488

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes various investment vehicles and techniques the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile.

Foreign Securities

Each fund may invest in the securities of foreign issuers, including foreign governments, when these securities meet its standards of selection. Securities of foreign issuers may trade in the U.S. or foreign securities markets.

An unlimited portion of each fund's total assets may be invested in the securities of foreign issuers, except for VP Value, which may invest up to 25%
of its assets in foreign securities.

Investments in foreign securities may present certain risks, including:

Currency Risk. The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities and buy currency restrictions, exchange control regulation, currency devaluations and political developments.

Political and Economic Risk. The economies of many of the countries in which the funds may invest are not as developed as the economy of the United States and may be subject to significantly different forces.  Political or social instability, expropriation, nationalization, confiscatory taxation, and limitations on the removal of funds or other assets, could also adversely affect the value of investments. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

Regulatory Risk. Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

Market and Trading Risk. Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds may invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities.
Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

Clearance and Settlement Risk. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
Delays in clearance and settlement could result in

www.americancentury.com                       American Century Investments    5

temporary periods when assets of the funds are uninvested and no return is earned. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the funds have entered into a contract to sell the security, liability to the purchaser.

Ownership Risk. Evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund.

Foreign Currency Transactions and Forward Exchange Contracts

A fund may conduct foreign currency transactions on a spot basis (i.e., cash) or forward basis (i.e., by entering into forward currency exchange contracts, currency options and futures transactions to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such transactions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.

Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future.  Forward contracts are generally traded in an interbank market directly between currency traders (usually larger commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following summarizes the principal currency management strategies involving forward contracts. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

Settlement Hedges or Transaction Hedges. When the fund managers wish to lock in the U.S. dollar price of a foreign currency-denominated security when a fund is purchasing or selling the security, the fund may enter into a forward contract to do so. This type of currency transaction, often called a "settlement hedge"
or "transaction hedge," protects the fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received (i.e., "settled). Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the fund managers.
This strategy is often referred to as "anticipatory hedging."

Position Hedges. When the fund managers believe that the currency of a particular foreign country may suffer substantial decline against the U.S.
dollar, a fund may enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. This use of a forward contract is sometimes referred to as a "position hedge." For example, if a fund owned securities denominated in Euros, it could enter into a forward contract to sell Euros in return for U.S. dollars to hedge against possible declines in the Euro's value. This hedge would tend to offset both positive and negative currency fluctuations, but would not tend to offset changes in security values caused by other factors.

A fund could also hedge the position by entering into a forward contract to sell another currency expected to perform similarly to the currency in which the fund's existing investments are denominated. This type of hedge, often called a
"proxy hedge," could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple position hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

6       American Century Investments                             1-800-345-6488

The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the managers believe that it is important to have flexibility to enter into such forward contracts when they determine that a fund's best interests may be served.

At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an "offsetting" forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

Shifting Currency Exposure (VP Global Growth and VP International Only). These
funds may also enter into forward contracts to shift their investment exposure from one currency into another. This may include shifting exposure from U.S.
dollars to foreign currency, or from one foreign currency to another foreign currency. This strategy tends to limit exposure to the currency sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another currency. For example, if the fund managers believed that the U.S. dollar may suffer a substantial decline against the Euro, they could enter into a forward contract to purchase Euros for a fixed amount of U.S.
dollars. This transaction would protect against losses resulting from a decline in the value of the U.S. dollar, but would cause the fund to assume the risk of fluctuations in the value of the Euro.

Successful use of currency management strategies will depend on the fund management team's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency rates and could result in losses to a fund if currencies do not perform as the fund managers anticipate. For example, if a currency's value rose at a time when the fund manager hedged a fund by selling the currency in exchange for
U.S. dollars, a fund would not participate in the currency's appreciation.
Similarly, if the fund managers increase a fund's exposure to a currency and that currency's value declines, a fund will sustain a loss. There is no assurance that the fund managers' use of foreign currency management strategies will be advantageous to a fund or that they will hedge at appropriate times.

The funds will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that a fund is not able to cover its forward currency positions with underlying portfolio securities, the fund's custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the fund's commitments under forward contracts entered into with respect to position hedges, settlement hedges and anticipatory hedges.

www.americancentury.com                   American Century Investments       7

Debt Securities

The managers believe that common stocks and other equity and equity-equivalent securities ordinarily offer the greatest potential for capital appreciation. The funds may invest, however, in any security the managers believe has the potential for capital appreciation. When the managers believe that the total return potential of other securities equals or exceeds the potential return of equity securities, each fund may invest in such other securities. The other securities the funds may invest in are bonds, notes and debt securities of companies, and obligations of domestic or foreign governments and their agencies. The funds will attempt to stay fully invested regardless of the movement of stock and bond prices generally.

In the event of exceptional market or economic conditions, the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or high-quality, short-term debt securities. To the extent a fund assumes a defensive position, it will not be pursuing its objective of capital growth. All funds, except VP Balanced and VP Income & Growth, generally will limit their purchases of debt securities to investment-grade obligations. VP
Value, VP Equity Index and VP Income & Growth may invest a portion of their assets in below investment-grade obligations. For long-term debt obligations, this includes securities that are rated Baa or better by Moody's Investors
Service, Inc. or BBB or better by Standard & Poor's Corporation (S&P), or that are not rated but are considered by the managers to be of equivalent quality.
According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions or changing circumstances than is the case with higher-quality debt securities. See "An Explanation of
Fixed Income Securities Ratings," page 38.

In addition to other factors that will affect its value, the value of a fund's investments in fixed income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis rise. When prevailing interest rates rise, bond prices generally fall. These changes in value may, depending upon the particular amount and type of fixed-income securities holdings of a fund, impact the net asset value of that fund's shares.

Sovereign Debt Obligations

These funds may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of emerging market countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments, such as loans or loan participations. Sovereign debt of emerging market countries may involve a high degree of risk and may present a risk of default or renegotiation or rescheduling of debt payments.

Convertible Debt Securities

A convertible debt security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert the fixed-income security into a stated number of shares of common stock. As fixed-income securities, convertible debt securities provide a stable stream of income, with generally higher yields than common stocks. Convertible debt securities offer the potential to benefit from increases in the market price of the underlying common stock, however, they generally offer lower yields than nonconvertible securities of similar quality. Of course, as with all fixed-income securities, there can be no assurance of current income because the issuers of the convertible debt securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

8       American Century Investments                             1-800-345-6488

Convertible debt securities generally are subordinated to other similar but nonconvertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible debt securities typically have lower ratings from ratings organizations than similar nonconvertible securities.

Unlike a convertible security that is a single security, a synthetic convertible security is comprised of two distinct securities that together resemble convertible securities in certain respects. Synthetic convertible securities are created by combining nonconvertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or NASDAQ. The two components of a synthetic convertible security, which will be issued with respect to the same entity, generally are not offered as a unit, and may be purchased and sold by the fund at different times. Synthetic convertible securities differ from convertible securities in certain respects. Each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in a synthetic convertible security involves the risk normally found in holding the securities comprising the synthetic convertible security.

Equity Equivalents

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities.

Each fund will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by S&P or B3 by Moody's, or, if not rated by S&P or Moody's, are of equivalent investment quality as determined by the advisor, except for VP International and VP Global Growth. A fund's investments in convertible debt securities and other high-yield, non-convertible debt securities rated below investment-grade will comprise less than 35% of the fund's net assets. VP International and VP Global Growth may invest in convertible securities, but will limit their fixed income investments to investment-grade securities. Debt securities rated below the four highest categories are not considered "investment-grade" obligations. These securities have speculative characteristics and present more credit risk than investment-grade obligations. Equity equivalents also may include securities whose value or return is derived from the value or return of a different security.

The funds may make foreign investments either directly in foreign securities or indirectly by purchasing depositary receipts, depositary shares or similar instruments (DRs) for foreign securities. DRs are securities that are listed on exchanges or quoted in over-the-counter markets in one country but represent shares of issuers domiciled in another country. The funds also may purchase securities of such issuers in foreign markets, either on foreign securities exchanges, electronic trading networks or in over-the counter markets.

Short Sales

A fund may engage in short sales for cash management purposes only if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the

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seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the
Board of Governors of the Federal Reserve. If a fund engages in a short sale, the collateral account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price will be maintained by the fund's custodian.

A fund may make a short sale, as described above, when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Portfolio Lending

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed one-third of the fund's total assets valued at market except

*  through the purchase of debt securities in accordance with its investment objectives, policies and limitations, or

*  by engaging in repurchase agreements with respect to portfolio securities.

Derivative Securities

To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative security is a financial arrangement, the value of which is based on, or derived from, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivative securities, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

*  the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the fund managers anticipate;

*  the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

*  the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

*  the risk that the counterparty will fail to perform its obligations.

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The Board of Directors has approved the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than it had invested. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made.
The advisor will report on fund activity in derivative securities to the Board of Directors as necessary.

Investment in Companies with Limited Operating Histories

The funds may invest a portion of their assets in the securities of issuers with limited operating histories. The fund managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time a fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds' advisor.

Repurchase agreements maturing in more than seven days would count toward a fund's 15% limit on illiquid securities.

Municipal Notes

Municipal notes are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.

Tax Anticipation Notes (TANs) are issued in anticipation of seasonal tax revenues, such as ad valorem property, income, sales, use and business taxes, and are payable from these future taxes. TANs usually are general obligations of the issuer. General obligations

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are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue Anticipation Notes (RANs) are issued with the expectation that receipt of future revenues, such as federal revenue sharing or state aid payments, will be used to repay the notes. Typically, these notes also constitute general obligations of the issuer.

Bond Anticipation Notes (BANs) are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide the money for repayment of the notes.

Municipal Bonds

Municipal bonds, which generally have maturities of more than one year when issued, are designed to meet longer-term capital needs. These securities have two principal classifications: General Obligation bonds and Revenue bonds.

General Obligation (GO) bonds are issued by states, counties, cities, towns and regional districts to fund a variety of public projects, including construction of and improvements to schools, highways, and water and sewer systems. GO bonds are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue bonds are not backed by an issuer's taxing authority; rather, interest and principal are secured by the net revenues from a project or facility.
Revenue bonds are issued to finance a variety of capital projects, including construction or refurbishment of utility and waste disposal systems, highways, bridges, tunnels, air and sea port facilities, schools and hospitals. Many revenue bond issuers provide additional security in the form of a debt-service reserve fund that may be used to make payments of interest and repayments of principal on the issuer's obligations. Some revenue bond financings are further protected by a state's assurance (without obligation) that it will make up deficiencies in the debt-service reserve fund.

Industrial Development Bonds (IDBs), a type of Revenue bond, are issued by or on behalf of public authorities to finance privately operated facilities. These bonds are used to finance business, manufacturing, housing, athletic and pollution control projects, as well as public facilities such as mass transit systems, air and sea port facilities and parking garages. Payment of interest and repayment of principal on an IDB depend solely on the ability of the facility's operator to meet financial obligations, and on the pledge, if any, of the real or personal property financed. The interest earned on IDBs may be subject to the federal alternative minimum tax.

Variable- and Floating-Rate Obligations

Variable- and floating-rate demand obligations (VRDOs and FRDOs) carry rights that permit holders to demand payment of the unpaid principal plus accrued interest, from the issuers or from financial intermediaries. Floating-rate securities, or floaters, have interest rates that change whenever there is a change in a designated base rate; variable-rate instruments provide for a specified, periodic adjustment in the interest rate, which typically is based on an index. These rate formulas are designed to result in a market value for the
VRDO or FRDO that approximates par value.

Obligations with Term Puts Attached

The funds may invest in fixed rate bonds subject to third-party puts and participation interests in such bonds that are held by a bank in trust or otherwise, which have tender options or demand features attached. These tender options or demand features permit

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the funds to tender (or put) their bonds to an institution at periodic intervals and to receive the principal amount thereof. The fund managers expect that the funds will pay more for securities with puts attached than for securities without these liquidity features. The fund managers may buy securities with puts attached to keep a fund fully invested in municipal securities while maintaining sufficient portfolio liquidity to meet redemption requests or to facilitate management of the funds' investments.

Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put, puts normally will be determined to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as separate securities are not expected to affect the funds' weighted average maturities. When a fund has paid for a put, the cost will be reflected as unrealized depreciation on the underlying security for the period the put is held. Any gain on the sale of the underlying security will be reduced by the cost of the put.

There is a risk that the seller of an obligation with a put attached will not be able to repurchase the underlying obligation when (or if) a fund attempts to exercise the put. To minimize such risks, the funds will purchase obligations with puts attached only from sellers deemed creditworthy by the fund managers under the direction of the Board of Directors.

Tender Option Bonds

Tender Option Bonds (TOBs) were created to increase the supply of high-quality, short-term tax-exempt obligations.

TOBs are created by municipal bond dealers who purchase long-term tax-exempt bonds in the secondary market, place the certificates in trusts, and sell interests in the trusts with puts or other liquidity guarantees attached. The credit quality of the resulting synthetic short-term instrument is based on the guarantor's short-term rating and the underlying bond's long-term rating.

There is some risk that a remarketing agent will renege on a tender option agreement if the underlying bond is downgraded or defaults. Because of this, the fund managers monitor the credit quality of bonds underlying the funds' TOB holdings and intend to sell or put back any TOB if the rating on its underlying bond falls below the second-highest rating category designated by a rating agency.

The fund managers also take steps to minimize the risk that the fund may realize taxable income as a result of holding TOBs. These steps may include consideration of (a) legal opinions relating to the tax-exempt status of the underlying municipal bonds, (b) legal opinions relating to the tax ownership of the underlying bonds, and (c) other elements of the structure that could result in taxable income or other adverse tax consequences. After purchase, the fund managers monitor factors related to the tax-exempt status of the fund's TOB holdings in order to minimize the risk of generating taxable income.

In order to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code and avoid certain excise tax, the funds are required to make distributions of the original issue discount and other noncash income accrued for each year. Accordingly, the funds may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.

When-Issued and Forward Commitment Agreements

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days, but not more than 120 days, later).

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For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, a fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Inverse Floaters

An inverse floater is a type of derivative security that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse floaters may be issued in conjunction with an equal amount of Dutch
Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market by (1) a broker-dealer who purchases fixed-rate bonds and places them in a trust, or (2) an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

(i)  Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which typically is held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.

(ii) Inverse floater holders receive all of the interest that remains, if any, on the underlying bonds after floater interest and auction fees are paid.
     The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

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Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction procedure generally do not have the right to put back their interests to the issuer or to a third party. If a Dutch
Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.

The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than fixed-rate bonds.

Loan Interests

Loan interests are interests in amounts owed by a corporate, governmental or other borrower to lenders or lending syndicates. Loan interests purchased by the funds may have a maturity of any number of days or years, and may be acquired from U.S. and foreign banks, insurance companies, finance companies or other financial institutions that have made loans or are members of a lending syndicate or from the holders of loan interests. Loan interests involve the risk of loss in case of default or bankruptcy of the borrower and, in the case of participation interests, involve risk of insolvency of the agent lending bank or other financial intermediary. Loan interests are not rated by any nationally recognized securities rating organization and are, at present, not readily marketable and may be subject to contractual restrictions on resale.

Short-Term Securities

In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, the funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

*  Commercial Paper;

*  Certificates of Deposit and Euro Dollar Certificates of Deposit;

*  Bankers' Acceptances;

*  Short-term notes, bonds, debentures or other debt instruments; and

*  Repurchase agreements.

Under the Investment Company Act, a fund's investment in other investment companies (including money market funds) currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the aggregate. These investments may include investments in money market funds managed by the advisor. Any investments in money market funds must be consistent with the investment policies and restrictions of the fund making the investment.

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Other Investment Companies

Each of the funds may invest up to 10% of its total assets in other investment companies, such as mutual funds, including those managed by the advisor, provided that the investment is consistent with the fund's investment policies and restrictions. Under the Investment Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to

(a) 3% of the total voting stock of any one investment company;

(b) 5% of the fund's total assets with respect to any one investment company;
    and

(c) 10% of the fund's total assets in the aggregate.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers'
commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

VP Global Growth and VP International are considering investing in India through a Republic of Mauritius company to take advantage of the favorable tax treaty between the countries. There can be no assurance such an investment structure would be effective. As noted in the paragraph above, the funds may invest in the securities of other investment companies. A Mauritius holding company will not be considered an investment company for this purpose.

Futures and Options

Each fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price.
Generally, futures transactions will be used to:

*  protect against a decline in market value of the funds' securities (taking a short futures position);

*  protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully invested (taking a long futures position); or

*  provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. The fund managers may engage in futures and options transactions based on securities indices, provided that the transactions are consistent with the fund's investment objectives. Examples of indices that may be used include the Bond Buyer Index of Municipal Bonds, for fixed-income funds, or the S&P 500
Index, for equity funds. The managers also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes.
Futures

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contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures
Trading Commission (CFTC), a U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases, the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market.
Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the fund managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the fund managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by limiting the futures contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker if, for example, the broker became bankrupt.

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Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell)
call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Each fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Restricted and Illiquid Securities

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule
144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by
Rule 144A, the Board of Directors has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the fund managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

18        American Century Investments                           1-800-345-6488

Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the fund managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

Fundamental Investment Policies

The funds' fundamental investment policies are set forth below. These investment policies may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment
Company Act.

Subject         Policy
--------------------------------------------------------------------------------
Senior          A fund may not issue senior securities, except as permitted
Securities      under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing       A fund may not borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the fund's total assets.
--------------------------------------------------------------------------------
Lending         A fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the fund's total assets would be lent to other parties except, (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate     A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of
                companies that deal in real estate or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration   A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) except that VP Equity Index may be
                concentrated to the extent the S&P 500 is concentrated.
--------------------------------------------------------------------------------
Underwriting    A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities     A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other
                instruments, provided that this limitation shall not prohibit the fund from purchasing or selling options and futures
                contracts or from investing in securities or other instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control         A fund may not invest for purposes of exercising control over management.
--------------------------------------------------------------------------------

For purposes of the investment policies relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other ACIM-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher

www.americancentury.com                   American Century Investments        19

interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment policy relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

(a)  there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United
     States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations,

(b)  wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents,

(c)  utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and

(d)  personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

Subject      Policy
-------------------------------------------------------------------------------------
Leveraging   A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.
-------------------------------------------------------------------------------------
Liquidity    A fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days, and securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.
-------------------------------------------------------------------------------------
Short Sales  A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
-------------------------------------------------------------------------------------
Margin       A fund may not purchase securities on margin,except to obtain such short-term credits as are necessary for the clearance of
             transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
-------------------------------------------------------------------------------------
Futures and  A fund may enter into futures contracts and write and buy put and
Options      call options relating to futures contracts. A fund may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more money than it invested.
-------------------------------------------------------------------------------------
Issuers with The funds may invest a portion of their assets in the securities of
Limited      issuers with limited operating histories. An issuer is considered to
Operating    have a limited operating history if that issuer has a record of less
Histories    than three years of continuous operation. Periods of capital formation incubation, consolidations, and research and development may be considered in determining whether a particular issuer has a record of three years of continuous operation. VP Balanced, VP Equity Index,
             VP Global Growth, VP Growth, VP International, VP Ultra and VP Value
             may invest up to 5% of their assets in such companies. VP Vista may invest up to 10% of its assets in such companies.
-------------------------------------------------------------------------------------

The Investment Company Act imposes certain additional restrictions upon the funds' ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

20      American Century Investments                             1-800-345-6488

PORTFOLIO TURNOVER

The portfolio turnover rate of each fund (except VP Growth, VP Ultra, VP Vista,
VP Global Growth and VP Equity Index) is listed in the Financial Highlights table in that fund's Prospectus.

VP Income & Growth

The fund managers will consider the length of time a security has been held in determining whether to sell it. Accordingly, the fund's portfolio turnover rate is not expected to exceed 150%.

Other Funds

With respect to each other fund, the managers will sell securities without regard to the length of time the security has been held. Accordingly, each fund's portfolio turnover rate may be substantial.

The fund managers intend to purchase a given security whenever they believe it will contribute to the stated objective of a particular fund. In order to achieve each fund's investment objective, the managers may sell a given security regardless of the length of time it has been held in the portfolio and regardless of the gain or loss realized on the sale. The managers may sell a portfolio security if they believe that the security is not fulfilling its purpose because, among other things, it did not live up to the managers'
expectations, because it may be replaced with another security holding greater promise, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

When a general decline in security prices is anticipated, the equity funds may decrease or eliminate entirely their equity positions and increase their cash positions, and when a general rise in price levels is anticipated, the equity funds may increase their equity positions and decrease their cash positions.
However, it should be expected that the funds will, under most circumstances, be essentially fully invested in equity securities.

Because investment decisions are based on a particular security's anticipated contribution to a fund's investment objective, the managers believe that the rate of portfolio turnover is irrelevant when they determine that a change is required to pursue the fund's investment objective. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of maintaining any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

www.americancentury.com                   American Century Investments       21

S&P 500 INDEX

The VP Equity Index fund seeks to achieve a 95% or better correlation between its total return and the total return of the S&P 500 Index. Correlation is measured by comparing the fund's monthly total returns to those of the S&P 500 over the most recent 36-month period.

The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's
(S&P), a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to American Century is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the fund. S&P has no obligation to take the needs of American Century or the owners of the fund into consideration in determining, composing or calculating the S&P 500 Index.
S&P is not responsible for and has not participated in the determination of the prices and amount of the fund or the timing of the issuance or sale of the fund or in the determination or calculation of the equation by which the fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the fund.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data it includes and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to the results to be obtained by the fund, owners of the fund, or any other person or entity from the use of the S&P 500 Index or any data included therein.
S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

In the future, the fund may select a different index if such a standard of comparison is deemed to be more representative of the performance of the securities the fund seeks to match.

MANAGEMENT

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired the advisor to do so.
Two-thirds of the directors are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

The individuals listed in the table below whose names are marked by an asterisk
(*) are interested persons of the funds (as defined in the Investment Company
Act) by virtue of, among other considerations, their affiliation with the funds;
the advisor, American Century Investment Management, Inc. (ACIM); the funds'
agent for transfer and administrative services, American Century Services
Corporation (ACSC); the parent corporation, American Century Companies, Inc.
(ACC) or ACC's subsidiaries (including ACIM and ACSC); the funds' distribution agent, American Century Investment Services, Inc. (ACIS); or other funds advised by the advisor. Each director listed in the following table (except James E.
Stowers III) serves as a director of seven registered investment companies in the American Century family of funds, which are also advised by the advisor.
James E. Stowers III serves as director of 15 registered investment companies in the American Century family of funds.

22      American Century Investments                             1-800-345-6488

                              Position(s)
Name (Age)                    Held          Principal Occupation(s)
Address                       With Funds    During Past Five Years
--------------------------------------------------------------------------------------------
James E. Stowers, Jr.* (77)   Director,     Chairman, Director and controlling shareholder, ACC
4500 Main Street              Chairman of   Chairman , ACIM, ACSC and six other ACC subsidiaries
Kansas City, MO 64111         the Board     Director, ACIM, ACSC and eight other ACC
                                            subsidiaries(1)
--------------------------------------------------------------------------------------------
James E. Stowers III* (42)    Director      Co-Chairman, ACC (September 2000 to present)
4500 Main Street                            Chief Executive Officer, ACC
Kansas City, MO 64111                       (June 1996 to September 2000)
                                            Director, ACC, ACIM, ACSC and nine other
                                            ACC subsidiaries
                                            President, ACC (January 1995 to June 1997)
                                            President, ACIM and ACSC
                                            (April 1993 to August 1997) (2)
--------------------------------------------------------------------------------------------
Thomas A. Brown (61)          Director      Area Vice President, Plains States Development,
4500 Main Street                            Applied Industrial Technologies, Inc.,
Kansas City, MO 64111                       a corporation engaged in the sale of
                                            bearings and power transmission products
--------------------------------------------------------------------------------------------
Robert W. Doering, M.D. (68)  Director      Retired, formerly a general surgeon
4500 Main Street
Kansas City, MO 64111
--------------------------------------------------------------------------------------------
Andrea C. Hall, Ph.D. (56)    Director      Senior Vice President and Director,
4500 Main Street                            Midwest Research Institute
Kansas City, MO 64111
--------------------------------------------------------------------------------------------
D.D. (Del) Hock (66)          Director      Retired, formerly Chairman, Public
4500 Main Street                            Service Company of Colorado
Kansas City, MO 64111                       Director, RMI.NET Inc., Hathaway
                                            Corporation and J.D. Edwards & Company
--------------------------------------------------------------------------------------------
Donald H. Pratt (63)          Director,     Chairman of the Board and Director,
4500 Main Street              Vice Chairman Butler Manufacturing Company,
Kansas City, MO 64111         of the Board  Director, Atlas-Copco North America Inc.
--------------------------------------------------------------------------------------------
Gale E. Sayers (57)           Director      President, Chief Executive Officer and Founder,
4500 Main Street                            Sayers Computer Source
Kansas City, MO 64111
--------------------------------------------------------------------------------------------
M. Jeannine Strandjord (55)   Director      Senior Vice President, Long Distance
4500 Main Street                            Finance, Sprint Corporation
Kansas City, MO 64111                       Director, DST Systems, Inc.
--------------------------------------------------------------------------------------------

(1)  Father of James E. Stowers III

(2)  Son of James E. Stowers, Jr.

COMMITTEES

The Board has four standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The director first named serves as chairman of the committee.

www.americancentury.com                   American Century Investments      23

Committee   Members                   Function of Committee
---------------------------------------------------------------------------------------------------
Executive   James E. Stowers, Jr.     The Executive Committee performs the function of
            James E. Stowers III      the Board of Directors between Board meetings, subject
            Donald H. Pratt           to the limitations on its power set out in the Maryland
                                      General Corporation Law, and except for matters required
                                      by the Investment Company Act to be acted upon by the
                                      whole Board.
---------------------------------------------------------------------------------------------------
Compliance  Thomas A. Brown           The Compliance Committee reviews the results of the
            Donald H. Pratt           funds' compliance testing program, reviews quarterly
            Andrea C. Hall, Ph.D.     reports from the advisor to the Board regarding various
            Gale E. Sayers            compliance matters, and monitors the implementation of
                                      the funds' Code of Ethics, including any violations thereof.
---------------------------------------------------------------------------------------------------
Audit       M. Jeannine Strandjord    The Audit Committee recommends the engagement of
            Robert W. Doering, M.D.   the funds' independent auditors and oversees its activities.
            D.D. (Del) Hock           The Committee receives reports from the advisor's
                                      Internal Audit Department, which is accountable to the
                                      Committee. The Committee also receives reporting about
                                      compliance matters affecting the funds.
---------------------------------------------------------------------------------------------------
Nominating  Donald H. Pratt           The Nominating Committee primarily considers and
            D.D. (Del) Hock           recommends individuals for nomination as directors. The
            Andrea C. Hall, Ph.D.     names of potential director candidates are drawn from a
                                      number of sources, including recommendations from
                                      Board members, management and shareholders. This
                                      Committee also reviews and makes recommendations to
                                      the Board with respect to the composition of Board
                                      committees and other Board-related matters, including its
                                      organization, size, composition, responsibilities, functions and compensation.
---------------------------------------------------------------------------------------------------

Compensation of Directors

The directors serve as directors for seven American Century investment companies. Each director who is not an interested person as defined in the
Investment Company Act receives compensation for service as a member of the
Board of all seven such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among the seven investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the seven investment companies served by the board to each director who is not an interested person as defined in the Investment
Company Act.

24      American Century Investments                             1-800-345-6488

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------
                            Total Compensation    Total Compensation from the
Name of Director            from the Funds(1)     American Century Family of Funds(2)
--------------------------------------------------------------------------------
Thomas A. Brown             $2,164                $59,333
Robert W. Doering, M.D.     $2,013                $55,167
Andrea C. Hall, Ph.D.       $2,157                $59,167
D.D. (Del) Hock             $2,157                $59,167
Donald H. Pratt             $2,236                $61,333
Gale E. Sayers(3)           $485                  $12,167
Lloyd T. Silver, Jr. (4)    $455                  $13,500
M. Jeannine Strandjord      $2,182                $59,833
--------------------------------------------------------------------------------

(1) Includes compensation paid to the directors during the fiscal year ended
    December 31, 2000, and also includes amounts deferred at the election of the directors under the Amended and Restated American Century Mutual Funds
    Deferred Compensation Plan for Non-Interested Directors. The total amount of deferred compensation included in the preceding table is as follows: Mr.
    Brown, $463; Dr. Hall, $1,848; Mr. Hock, $1,848; Mr. Pratt, $636; and Ms.
    Strandjord, $1,734.

(2) Includes compensation paid by the seven investment company members of the
    American Century family of funds served by this Board.

(3) Mr. Sayers joined the Board on November 18, 2000.

(4) Mr. Silver retired from the Board on March 4, 2000. During the fiscal year ended December 31, 2000, he received $258,495 in deferred compensation under the Amended and Restated American Century Mutual Funds Deferred Compensation
    Plan.

The funds have adopted the Amended and Restated American Century Mutual Funds
Deferred Compensation Plan for Non-Interested Directors. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

OFFICERS

Background information about the officers of the funds is provided in the following table. All persons named as officers of the funds also serve in similar capacities for the 15 other investment companies advised by ACIM. Not all officers of the funds are listed; only those officers with policy-making functions for the funds are listed. No officer is compensated for his or her service as an officer of the funds. The individuals listed in the

www.americancentury.com                       American Century Investments    25

table are interested persons of the funds (as defined in the Investment Company
Act) by virtue of, among other considerations, their affiliation with the funds,
ACC or ACC's subsidiaries (including ACIM , ACSC and ACIS).

                           Positions
Name (Age)                 Held with           Principal Occupation(s)
Address                    the Funds           During Past Five Years
-------------------------------------------------------------------------------------------------
William M. Lyons (45)      President           Chief Executive Officer, ACC and six
4500 Main St.                                  ACC subsidiaries
Kansas City, MO 64111                          (September 2000 to present)
                                               President, ACC (June 1997 to present)
                                               Chief Operating Officer, ACC
                                               (June 1996 to September 2000)
                                               General Counsel, ACC, ACIM, ACIS,
                                               ACSC and other ACC subsidiaries
                                               (June 1989 to June 1998)
                                               Executive Vice President, ACC,
                                               (January 1995 to June 1997)
                                               Also serves as: Executive Vice President
                                               and Chief Operating Officer, ACIM, ACIS,
                                               ACSC and other ACC subsidiaries, and
                                               Executive Vice President of other ACC
                                               subsidiaries
-------------------------------------------------------------------------------------------------
Robert T. Jackson (55)     Executive Vice      Chief Administrative Officer, ACC
4500 Main St.              President and       (August 1997 to present)
Kansas City, MO 64111      Chief Financial     Chief Financial Officer, ACC (May 1995 to present)
                           Officer             President, ACSC (January 1999 to present)
                                               Executive Vice President, ACC
                                               (May 1995 to present)
                                               Also serves as: Executive Vice President
                                               and Chief Financial Officer
                                               ACIM, ACIS and other ACC subsidiaries, and
                                               Treasurer of ACC and other ACC subsidiaries
-------------------------------------------------------------------------------------------------
Maryanne Roepke, CPA (45)  Senior Vice         Senior Vice President and Assistant
4500 Main St.              President,          Treasurer, ACSC
Kansas City, MO 64111      Treasurer and Chief
                           Accounting Officer
-------------------------------------------------------------------------------------------------
David C. Tucker (42)       Senior Vice         Senior Vice President, ACIM, ACIS,
4500 Main St.              President and       ACSC and other ACC subsidiaries
Kansas City, MO 64111      General Counsel     (June 1998 to present)
                                               General Counsel, ACC, ACIM, ACIS,
                                               ACSC and other ACC subsidiaries
                                               (June 1998 to present)
                                               Consultant to mutual fund industry
                                               (May 1997 to April 1998)
                                               Vice President and General Counsel,
                                               Janus Companies (1990 to 1997)
-------------------------------------------------------------------------------------------------
Charles A. Etherington (43) Vice President     Vice President, ACSC (October 1996 to present)
4500 Main St.                                  Associate General Counsel, ACSC
Kansas City, MO 64111                          (December 1998 to present)
                                               Counsel to ACSC
                                               (February 1994 to December 1998)
-------------------------------------------------------------------------------------------------
Charles C. S. Park (33)     Vice President     Vice President, ACSC (February 2000 to present)
1665 Charleston Road                           Assistant General Counsel, ACSC
Mountain View, CA 94043                        (January 1998 to present)
                                               Counsel to ACSC (October 1995 to January 1998)
-------------------------------------------------------------------------------------------------

26      American Century Investments                             1-800-345-6488

                          Positions
Name (Age)                Held with        Principal Occupation(s)
Address                   the Funds        During Past Five Years
-------------------------------------------------------------------------------------------
David H. Reinmiller (37)  Vice President   Vice President, ACSC (February 2000 to present)
4500 Main St.                              Assistant General Counsel, ACSC
Kansas City, MO 64111                      (August 1996 to present)
                                           Counsel to ACSC (January 1994 to August 1996)
-------------------------------------------------------------------------------------------
Paul Carrigan Jr. (51)    Secretary        Secretary, ACC (February 1998 to present)
4500 Main St.                              Director of Legal Operations, ACSC
Kansas City, MO 64111                      (February 1996 to February 2001)
-------------------------------------------------------------------------------------------
Robert Leach (34)         Controller       Vice President, ACSC (February 2000 to present)
4500 Main St.                              Controller-Fund Accounting, ACSC
Kansas City, MO 64111
-------------------------------------------------------------------------------------------
C. Jean Wade (37)         Controller       Vice President, ACSC (February 2000 to present)
4500 Main St.                              Controller-Fund Accounting, ACSC
Kansas City, MO 64111
-------------------------------------------------------------------------------------------
Jon Zindel (33)           Tax Officer      Vice President, Corporate Tax, ACSC
4500 Main St.                              (April 1998 to present)
Kansas City, MO 64111                      Vice President, ACIM, ACIS and other
                                           ACC subsidiaries (April 1999 to present)
                                           President, American Century Employee Benefit
                                           Services, Inc. (January 2000 to December 2000)
                                           Treasurer, American Century Employee Benefit
                                           Services, Inc. (December 2000 to present)
                                           Treasurer, American Century Ventures, Inc.
                                           (December 1999 to present)
-------------------------------------------------------------------------------------------

CODE OF ETHICS

The funds, their investment advisor and principal underwriters have adopted a code of ethics under Rule 17j-1 of the Investment Company Act and the code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of April 2, 2001, the following companies were the record owners of more than
5% of a fund's outstanding shares:

Fund                  Shareholder and Percentage of Outstanding Shares Owned
--------------------------------------------------------------------------------
VP Balanced           Nationwide Life Insurance Company
                      Columbus, Ohio -- 64.8%

                      Lincoln National Life Insurance
                      Fort Wayne, IN - 9.8%

                      Safeco Life Insurance Company
                      Seattle, WA - 8.2%
--------------------------------------------------------------------------------
VP Capital            Nationwide Life Insurance Company
Appreciation          Columbus, Ohio -- 60.7%

                      Mutual of America
                      New York, NY - 18.6%
--------------------------------------------------------------------------------
VP Income & Growth    Nationwide Life Insurance Company
                      Columbus, Ohio -- 52.8%

                      CM Life Insurance Company
                      Springfield, MA - 28.7%
--------------------------------------------------------------------------------

www.americancentury.com                   American Century Investments        27

Fund                  Shareholder and Percentage of Outstanding Shares Owned
--------------------------------------------------------------------------------
VP International      Nationwide Life Insurance Company
                      Columbus, Ohio -- 74.8%
--------------------------------------------------------------------------------
VP Value              Nationwide Life Insurance Company
                      Columbus, Ohio -- 31.9%

                      IDS Life Insurance Company
                      Minneapolis, MN - 31.6%

                      Pruco Life Insurance Company of Arizona
                      Newark, NJ - 8.6%
--------------------------------------------------------------------------------

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of a fund's outstanding shares. As of March 31, 2001, the officers and directors of the funds, as a group, own less than 1% of any fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

ACIM and ACSC are both wholly owned by ACC. James E. Stowers Jr., Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in each Prospectus under the heading Management.

For services provided to the funds, the advisor receives a monthly fee based on a percentage of the average net assets of the fund as follows:

Fund                            Percentage of Average Net Assets
--------------------------------------------------------------------------------
VP Balanced                     0.90% of first $250 million
                                0.85% of the next $250 million
                                0.80% over $500 million
--------------------------------------------------------------------------------
VP Capital Appreciation         1.00% of first $500 million
                                0.95% of the next $500 million
                                0.90% over $1 billion
--------------------------------------------------------------------------------
VP Equity Index                 0.49%
--------------------------------------------------------------------------------
VP Global Growth                1.30% of first $1 billion
                                1.15% of the next billion
                                1.05% over $2 billion
--------------------------------------------------------------------------------
VP Growth                       1.00%
--------------------------------------------------------------------------------
VP Income & Growth              0.70%
--------------------------------------------------------------------------------
VP International                1.50% of first $250 million
                                1.20% of the next $250 million
                                1.10% over $500 million
--------------------------------------------------------------------------------
VP Ultra                        1.00% of first $20 billion
                                0.95 % over $20 billion
--------------------------------------------------------------------------------
VP Value                        1.00% of first $500 million
                                0.95% of the next $500 million
                                0.90% over $1 billion
--------------------------------------------------------------------------------
VP Vista                        1.00%
--------------------------------------------------------------------------------

28      American Century Investments                             1-800-345-6488

On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month. This number is then multiplied by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365
(366 in leap years).

The management agreement between the corporation and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by (1) the funds' Board of Directors, or by a majority of outstanding shareholder votes (as defined in the Investment Company Act) and (2)
by the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement states the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, render services to others and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold  by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

www.americancentury.com                   American Century Investments       29

Unified management fees incurred by each fund for the fiscal periods ended
December 31, 2000, 1999,and 1998, are indicated in the following table.

UNIFIED MANAGEMENT FEES
--------------------------------------------------------------------------------
Fund                       2000            1999            1998
--------------------------------------------------------------------------------
VP Balanced                $2,438,454      $2,516,223      $2,453,205
VP Capital Appreciation    $7,460,038      $4,482,927      $4,894,589
VP Equity Index            N/A             N/A             N/A
VP Global Growth           N/A             N/A             N/A
VP Growth                  N/A             N/A             N/A
VP Income & Growth         $4,143,206      $1,846,900      $260,827
VP International           $12,066,832     $6,779,803      $5,241,848
VP Ultra                   N/A             N/A             N/A
VP Value                   $4,801,251      $3,822,423      $2,623,453
VP Vista                   N/A             N/A             N/A
--------------------------------------------------------------------------------

TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri
64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software and personnel, for the day-to-day administration of the funds and the advisor. The advisor pays
ACSC for these services.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by ACIS, a registered broker-dealer. ACIS is a wholly owned subsidiary of ACC and its principal business address is 4500 Main
Street, Kansas City, Missouri 64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

J.P. Morgan Chase and Co., 770 Broadway, 10th Floor, New York, New York
10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105,
each serves as custodian of the funds' assets. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT AUDITORS

Deloitte & Touche LLP is the independent auditor of the funds. The address of
Deloitte & Touche LLP is Suite 400, 1010 Grand Boulevard, Kansas City, Missouri
64106. As the independent auditor of the funds, Deloitte & Touche LLP provides services including

(1)  auditing of the annual financial statements for each fund,

(2)  assisting and consulting in connection with SEC filings, and

(3)  reviewing of the annual federal income tax return filed for each fund.

30      American Century Investments                             1-800-345-6488

BROKERAGE ALLOCATION

ALL FUNDS EXCEPT FIXED-INCOME PORTION OF VP BALANCED

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers. For VP Equity Index, the advisor has delegated responsibility for selecting brokers to execute portfolio transactions to the subadvisor under the terms of the investment advisory agreement.

The advisor receives statistical and other information and services, including research, without cost from brokers and dealers. The advisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The advisor intends to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services required to be performed by the advisor. The advisor does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the funds.

In the years ended December 31, 2000, 1999, and 1998, the brokerage commissions of each fund were:

Fund                        2000             1999           1998
------------------------------------------------------------------------------
VP Balanced                 $151,104         $235,921       $434,556
VP Capital Appreciation     $1,070,126       $917,546       $1,644,572
VP Equity Index             N/A              N/A            N/A
VP Global Growth            N/A              N/A            N/A
VP Growth                   N/A              N/A            N/A
VP Income & Growth          $380,743         $286,893       $65,385
VP International            $3,658,202       $1,889,396     $2,408,681
VP Ultra                    N/A              N/A            N/A
VP Value                    $1,811,863       $1,199,835     $1,067,939
VP Vista                    N/A              N/A            N/A
------------------------------------------------------------------------------

The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities, expert personnel and technological systems of a broker often enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions with principal market makers, but may also deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

www.americancentury.com                   American Century Investments       31

FIXED-INCOME PORTION OF VP BALANCED

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. In many transactions, the selection of the broker or dealer is determined by the availability of the desired security and its offering price.
In other transactions, the selection of broker or dealer is a function of market selection and price negotiation, as well as the broker's general execution and operational and financial capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable prices or yields. The advisor may choose to purchase and sell portfolio securities to and from dealers who provide statistical and other information and services, including research, to the funds and to the advisor. Such information or services will be in addition to and not in lieu of the services required to be performed by the advisor, and the expenses of the advisor will not necessarily be reduced as a result of the receipt of such supplemental information.

The funds generally purchase and sell debt securities through principal transactions, meaning the funds normally purchase securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The funds do not pay brokerage commissions on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up
(i.e., a spread between the bid and asked prices). During the fiscal years ended
December 31, 2000, 1999, and 1998, the funds did not pay any brokerage commissions for fixed-income securities.

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this Statement of Additional Information is a series of shares issued by the corporation, and shares of each fund have equal voting rights.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the corporation's (all funds') outstanding shares may be able to elect a Board of
Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of directors is determined by the votes received from all the corporation shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series of shares are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series. Within their respective series, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

In the event of complete liquidation or dissolution of the funds, shareholders of each series of shares will be entitled to receive, pro rata, all of the assets less the liabilities of that series.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

32      American Century Investments                             1-800-345-6488

VALUATION OF A FUND'S SECURITIES

Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange) each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The
Exchange typically observes the following holidays: New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The portfolio securities of each fund that are listed or traded on a domestic securities exchange are valued at the last sale price on that exchange, except as otherwise noted. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Directors. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the directors determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

www.americancentury.com                   American Century Investments       33

Trading of these securities in foreign markets may not take place on every day that the Exchange is open. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the Exchange is not open and on which the funds' net asset values are not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of a fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, a separate account redeems fund shares worth more than $250,000 (or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities, selected by the fund, in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide your insurance company with an unconditional instruction to redeem early enough that it can provide notice to the fund's transfer agent at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

TAXES

FEDERAL INCOME TAXES

Each fund is held as an investment through a variable annuity contract.  Please consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable annuity contract.

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and its Net Asset Value.

Each fund may utilize the consent dividend provisions of Internal Revenue Code section 565 to make distributions.  Provided that all shareholders agree in a consent filed with the return of each fund to treat as a dividend the amount specified in the consent, the amount will be considered a distribution just as any other distribution paid in money and reinvested back into each fund.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors. Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed ordinary income regardless of how long the fund holds the investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to

34       American Century                            Investments 1-800-345-6488

recognize cumulative gains on such investments as of the last day of its fiscal year and distribute them to shareholders. Any distribution attributable to a
PFIC is characterized as ordinary income.

As of December 31, 2000, the funds in the table below had the following capital loss carryovers. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired.

Fund                              Capital Loss Carryover
--------------------------------------------------------------------------------
VP Income & Growth                $30,612,503 (expiring in 2006 through 2008)
VP Value                          $5,316,677 (expiring in 2008)
--------------------------------------------------------------------------------

HOW FUND PERFORMANCE INFORMATIONIS CALCULATED

The funds may quote performance in various ways. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return or yield.

All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gains distributions (if any) and any change in the fund's NAV during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated
period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100%
over 10 years would produce an average annual total return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

The following table sets forth the average annual total returns of the funds for the periods indicated as of December 31, 2000.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
Fund                      1 year     5 years    10 years     From Inception(1)
-----------------------------------------------------------------------------
VP Balanced                -2.65%    10.02%    N/A           9.92%
VP Capital Appreciation     9.03%    10.19%    12.52%       11.83%
VP Equity Index            N/A       N/A       N/A          N/A
VP Global Growth           N/A       N/A       N/A          N/A
VP Growth                  N/A       N/A       N/A          N/A
VP Income & Growth         10.62%    N/A       N/A          12.28%
VP International          -16.83%    17.07%    N/A          13.64%
VP Ultra                   N/A       N/A       N/A          N/A
VP Value                   18.14%    N/A       N/A          12.59%
VP Vista                   N/A       N/A       N/A          N/A
-----------------------------------------------------------------------------

(1) The inception dates are: VP Balanced: May 1, 1991; VP Capital Appreciation:
    November 20, 1987; VP Equity Index: May 1, 2001; VP Global Growth: May 1,
    2001; VP Growth: May 1, 2001; VP Income & Growth: October 30, 1997; VP
    International: May 1, 1994; VP Ultra: May 1, 2001; VP Value: May 1, 1996
    and VP Vista: May 1, 2001.

www.americancentury.com                   American Century Investments       35

In addition to average annual total returns, each fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period, including periods other than one, five and 10 years.
Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one-month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

The following table sets forth yield quotations pursuant to computation methods prescribed by the SEC for the fixed-income portion of VP Balanced, VP Income &
Growth and VP Value, for the 30-day period ended December 31, 2000, the last day of the fiscal year.

Fund                                              30-Day SEC Yield
--------------------------------------------------------------------------------
VP Balanced (fixed-income portion)                2.74%
VP Income & Growth                                1.18%
VP Value                                          1.69%
--------------------------------------------------------------------------------

The funds also may elect to advertise cumulative total return. The following table shows the cumulative total return for the funds since their respective dates of inception (as noted) through December 31, 2000.

                           Cumulative Total            Date of
Fund                       Return Since Inception      Inception
--------------------------------------------------------------------------------
VP Balanced                149.49%                       5/1/91
VP Capital Appreciation    332.83%                     11/20/87
VP Income & Growth          44.27%                     10/30/97
VP International           134.44%                       5/1/94
VP Value                    73.81%                       5/1/96
--------------------------------------------------------------------------------

Performance figures advertised by the funds should not be used for comparative purposes because such figures will not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts.

Additional Performance Comparisons

The funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to: U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System);
the federal funds and discount rates (source: Federal Reserve Bank of New York);
yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities
(source: Bloomberg Financial Markets); yield curves for AAA-rated, tax-free municipal securities (source: Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.);
total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various
U.S. and foreign government reports; the junk bond market (source: Data
Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New

36     American Century Investments                              1-800-345-6488

York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment
Company Institute; Ibbotson Associates, Stocks, Bonds, Bills and Inflation;
major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The funds also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the funds.

Permissible Advertising Information

From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders:

(1)  discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging);

(2)  discussions of general economic trends;

(3)  presentations of statistical data to supplement such discussions;

(4)  descriptions of past or anticipated portfolio holdings for one or more of the funds;

(5)  descriptions of investment strategies for one or more of the funds;

(6)  descriptions or comparisons of various savings and investment products
     (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds;

(7)  comparisons of investment products (including the funds) with relevant market or industry indices or other appropriate benchmarks;

(8)  discussions of fund rankings or ratings by recognized rating organizations;
     and

(9)  testimonials describing the experience of persons that have invested in one or more of the funds.

The funds also may include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.

FINANCIAL STATEMENTS

The financial statements have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements included in the funds' Annual Reports for the fiscal year ended December 31,
2000 are incorporated herein by reference.

www.americancentury.com                   American Century Investments       37

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS

As described in the Prospectuses, some of the funds may invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectuses. The following is a summary of the rating categories referenced in the prospectus disclosure.

BOND RATINGS
--------------------------------------------------------------------------------
S&P      Moody's   Description
------------------------------------------------------------------------------
AAA      Aaa       These are the highest ratings assigned by S&P and Moody's to a debt obligation. They indicate an extremely strong capacity to pay interest and repay principal.
------------------------------------------------------------------------------
AA       Aa        Debt rated in this category is considered to have a very
                   strong capacity to pay interest and repay principal. It
                   differs from AAA/Aaa issues only in a small degree.
------------------------------------------------------------------------------
A        A         Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the
                   adverse effects of changes in circumstances and economic
                   conditions than debt in higher-rated categories.
------------------------------------------------------------------------------
BBB      Baa       Debt rated BBB/Baa is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally
                   exhibits adequate protection parameters, adverse economic
                   conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below BBB/Baa is regarded as having significant
                   speculative characteristics
------------------------------------------------------------------------------
BB       Ba        Debt rated BB/Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.
------------------------------------------------------------------------------
B        B         Debt rated B has a greater vulnerability to default but
                   currently has the capacity to meet interest payments and
                   principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB/Ba or BB-/Ba3 rating.
------------------------------------------------------------------------------
CCC      Caa       Debt rated CCC/Caa has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business,
                   financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC/Caa
                   rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B-/B3 rating.
------------------------------------------------------------------------------
CC       Ca        The rating CC/Ca typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC/Caa
                   rating.
------------------------------------------------------------------------------
C        C         The rating C typically is applied to debt subordinated to
                   senior debt, which is assigned an actual or implied CCC-/Caa3 debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
------------------------------------------------------------------------------
CI       --        The rating CI is reserved for income bonds on which no
                   interest is being paid.
------------------------------------------------------------------------------
D        D         Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating is used upon the filing of a bankruptcy petition if debt service payments are
                   jeopardized.
------------------------------------------------------------------------------

38      American Century Investments                             1-800-345-6488

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories. Fitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard
& Poor's.

COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------
S&P     Moody's  Description
-----------------------------------------------------------------------------------------------------
A-1     Prime-1  This indicates that the degree of safety regarding timely payment is strong.
        (P-1)    Standard & Poor's rates those issues determined to possess extremely strong safety characteristics as A-1+.
-----------------------------------------------------------------------------------------------------
A-2     Prime-2  Capacity for timely payment on commercial paper is satisfactory, but the relative
        (P-2)    degree of safety is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization degree of characteristics, while still appropriated, may be more affected by degree
-----------------------------------------------------------------------------------------------------
A-3     Prime-3  Satisfactory capacity for timely repayment. Issues that carry this rating are
        (P-3)    somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.
-----------------------------------------------------------------------------------------------------

NOTE RATINGS
--------------------------------------------------------------------------------
S&P    Moody's        Description
--------------------------------------------------------------------------------
SP-1   MIG-1; VMIG-1  Notes are of the highest quality enjoying strong protection from established cash flows of funds for their
                      servicing or from established and broad-based access to
                      the market for refinancing, or both.
--------------------------------------------------------------------------------
SP-2   MIG-2; VMIG-2  Notes are of high quality with margins of protection ample, although not so large as in the preceding group.
--------------------------------------------------------------------------------
SP-3   MIG-3; VMIG-3  Notes are of favorable quality with all security elements accounted for, but lacking the undeniable strength of the
                      preceding grades. Market access for refinancing, in
                      particular, is likely to be less well-established.
--------------------------------------------------------------------------------
SP-4   MIG-4; VMIG-4  Notes are of adequate quality, carrying specific risk but having protection and not distinctly or predominantly
                      speculative.
--------------------------------------------------------------------------------

www.americancentury.com                   American Century Investments        39

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask questions about the funds and your accounts, by contacting the insurance company from which you purchased the fund or American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan
* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information

In person                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for location
                           and hours.

On the Internet            * EDGAR database at www.sec.gov
                           * By email request at publicinfo@sec.gov

By mail                    SEC Public Reference Section
                           Washington, D.C. 20549-0102

Investment Company Act File No. 811-5188

--------------------------------------------------------------------------------
[american century logo and text logo (reg. sm)]

American Century Investments
P.O. Box 419385
Kansas City, Missouri 64141-6385

Investment Professional
Service Representative
1-800-345-6488 or 816-531-5575

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Fax
816-340-4360

SH-SAI-24550  0105

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

PART C    OTHER INFORMATION

ITEM 23   EXHIBITS  (all  exhibits  not filed  herewith  are being  incorporated herein by reference).

     (a)  (1) Articles of Incorporation of TCI Portfolios, Inc. dated June 3,
          1987 (filed electronically as Exhibit 1.1 to Post-Effective Amendment
          No. 17 to the Registration Statement on January 16, 1996, File No.
          33-14567).

          (2) Articles of Amendment of TCI Portfolios, Inc. dated July 22, 1988
          (filed electronically as Exhibit 1.2 to Post-Effective Amendment No.
          17 to the Registration Statement on January 16, 1996, File No.
          33-14567).

          (3) Articles of Amendment of TCI Portfolios, Inc. dated August 11,
          1993 (filed electronically as Exhibit 1.3 to Post-Effective Amendment
          No. 17 to the Registration Statement on January 16, 1996, File No.
          33-14567).

          (4) Articles Supplementary of TCI Portfolios, Inc., dated November 30,
          1992 (filed electronically as Exhibit 1.4 to Post-Effective Amendment
          No. 18 to the Registration Statement on March 20, 1996, File No.
          33-14567).

          (5) Articles Supplementary of TCI Portfolios, Inc., dated April 24,
          1995 (filed electronically as Exhibit 1.5 to Post-Effective Amendment
          No. 18 to the Registration Statement on March 20, 1996, File No.
          33-14567).

          (6) Articles Supplementary of TCI Portfolios, Inc., dated March 11,
          1996 (filed electronically as Exhibit 1.6 to Post-Effective Amendment
          No. 17 to the Registration Statement on January 16, 1996, File No.
          33-14567).

          (7) Articles of Amendment of TCI Portfolios, Inc., dated April 1, 1997
          (filed electronically as Exhibit 1.7 to Post-Effective Amendment No.
          20 to the Registration Statement on April 28, 1997, File No.
          33-14567).

          (8) Articles Supplementary of American Century Variable Portfolios,
          Inc., dated May 1, 1997 (filed electronically as Exhibit 1.8 to
          Post-Effective Amendment No. 20 to the Registration Statement on April
          28, 1997, File No. 33-14567).

          (9) Articles Supplementary of American Century Variable Portfolios,
          Inc. dated July 28, 1997 (filed electronically as Exhibit 1.9 to
          Post-Effective Amendment No. 23 to the Registration Statement on April
          27, 1998, File No. 33-14567).

          (10) Articles Supplementary of American Century Variable Portfolios,
          Inc. dated February 16, 1999 (filed electronically as Exhibit a10 to
          Post-Effective Amendment No. 25 to the Registration Statement on March
          17, 1999, File No. 33-14567).

          (11) Articles Supplementary of American Century Variable Portfolios,
          Inc. dated October 12, 2000 (filed electronically as Exhibit a11 to
          Post-Effective Amendment No. 29 to the Registration Statement on
          December 1, 2000, File No. 33-14567).

     (b)  (1) Amended and Restated By-Laws of TCI Portfolios, Inc. (filed electronically as Exhibit 2 to Post-Effective Amendment No. 17 to the
          Registration Statement on January 16, 1996, File No. 33-14567).

          (2) Amendment to Amended and Restated By-Laws of American Century
          Variable Portfolios, Inc. (filed electronically as Exhibit b2 to
          Post-Effective Amendment No. 24 to the Registration Statement on
          January 15, 1999, File No. 33-14567).

     (c)  Registrant hereby incorporates by reference, as though set forth fully herein, Article Fifth, Article Seventh and Article Eighth of
          Registrants Articles of Incorporation, appearing as Exhibit 1.1 to
          Post-Effective Amendment No. 17 on Form N-1A of the Registrant, and
          Article Fifth of Registrants Articles of Amendment, apearing as
          Exhibit 1.3 to Post-Effective Amendment No. 17 on Form N-1A of the
          Registrant; and Sections 3, 4, 5, 6, 7, 8, 9, 10, 11, 22, 25, 30, 31,
          33, 39, 40, 45 and 46 of Registrants Amendment to By-Laws appearing as
          Exhibit 2 to Post-Effective Amendment No. 17 on Form N-1A of the
          Registrant, and Sections 25, 32 & 32 of Registrants By-Laws appearing as Exhibit 2.2 to Post-Effective Amendment No. 23 on Form N-1A of the
          Registrant.

     (d)  (1) Management Agreement between American Century Variable Portfolios,
          Inc. and American Century Investment Management, Inc. dated November
          16, 1998 (filed electronically as Exhibit d to Post-Effective
          Amendment No. 24 to the Registration Statement on January 15, 1999,
          File No. 33-14567).

          (2) Addendum to the Management Agreement between American Century
          Variable Portfolios, Inc. and American Century Investment Management,
          Inc. is included herein.

     (e)  (1) Distribution Agreement between American Century Variable
          Portfolios, Inc. and American Century Investment Services, Inc. dated
          March 13, 2000 (filed electronically as Exhibit e7 to Post-Effective
          Amendment No. 17 to the Registration Statement of American Century
          World Mutual Funds, Inc. on March 30, 2000, File No 33-39242).

          (2) Amendment No. 1 to the Distribution Agreement between American
          Century Variable Portfolios, Inc. and American Century Investment
          Services, Inc. dated June 1, 2000 (filed electronically as Exhibit e9 to Post-Effective Amendment No. 19 to the Registration Statement of
          American Century World Mutual Funds, Inc. on May 25, 2000, File No.
          33-39242).

          (3) Amendment No. 2 to the Distribution Agreement between American
          Century Variable Portfolios, Inc. and American Century Investment
          Services, Inc. dated November 20, 2000 (filed electronically as
          Exhibit e3 to Post-Effective Amendment No. 29 to the Registration
          Statement of the Registrant, File No. 33-14567, filed on December 1,
          2000 and incorporated herein by reference).

     (f)  Not applicable.

     (g)  (1) Global Custody Agreement between The Chase Manhattan Bank and the
          Twentieth Century and Benham Funds, dated August 9, 1996 (filed electronically as Exhibit 8 to Post-Effective Amendment No. 31 to the
          Registration Statement of American Century Government Income Trust, on
          February 7, 1997, File No. 2-99222).

          (2) Amendment to Global Custody Agreement between The Chase Manhattan
          Bank and the Twentieth Century and Benham Funds, dated December 9,
          2000 (filed electronically as Exhibit g2 to Pre-Effective Amendment
          No. 2 to the Registration Statement of American Century Variable
          Portfolios II, Inc., File No. 333-46922, filed on January 9, 2001).

          (3) Master Agreement by and between Twentieth Century Services, Inc.
          and Commerce Bank, N.A. dated January 22, 1997 (filed electronically as Exhibit 8e to Post-Effective Amendment No. 76 to the Registration
          Statement of American Century Mutual Funds, Inc. on February 28, 1997,
          File No. 33-14213).

     (h)  (1) Transfer Agency Agreement between TCI Portfolios, Inc. and
          Twentieth Century Services, Inc. (formerly J.E. Stowers & Company)
          dated October 15, 1987 (filed electronically as Exhibit 9 to Post-
          Effective Amendment No. 19 to the Registration Statement on September
          27, 1996, File No. 33-14567).

          (2) Credit Agreement between American Century Funds and The Chase
          Manhattan Bank, as Administrative Agent dated as of December 19, 2000
          (filed electronically as Exhibit h2 to Post-Effective Amendment No. 33
          to the Registration Statement of American Century Target Maturities
          Trust on January 31, 2001, File No. 2-94608).

     (i)  Opinion and Consent of Counsel (filed electronically as Exhibit i to
          Post-Effective Amendment No. 28 to the Registration Statement on
          September 18, 2000, File No. 33-14567).

     (j)  (1) Consent of Deloitte & Touche LLP.

          (2) Power of Attorney dated November 18, 2000 (filed electronically as
          Exhibit j2 to Post-Effective Amendment No. 29 to the Registration
          Statement of the Registrant, File No. 33-14567 filed on December 1,
          2000 and incorporated herein by reference).

     (k)  Not applicable.

     (l)  Not applicable.

     (m)  Not applicable.

     (n)  Not applicable.

     (o)  Not applicable.

     (p)  (1) American Century Investments Code of Ethics (filed electronically as Exhibit p1 to Post-Effective Amendment No. 16 to the Registration
          Statement on Form N-1A of American Century World Mutual Funds, Inc. on
          March 10, 2000, File No. 33-39242).

          (2) Barclays Code of Ethics.

ITEM 24.  Persons Controlled by or Under Common Control with Registrant - Not applicable.

ITEM 25.  Indemnification.

          The Registrant is a Maryland corporation. Section 2- 418 of the
          Maryland General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

          Article XIII of the Registrant's Amended Articles of Incorporation,
          Exhibits 1(a) and 1(b), requires the indemnification of the
          Registrant's directors and officers to the extent permitted by Section
          2-418 of the Maryland General Corporation Law, the Investment Company
          Act of 1940 and all other applicable laws.

          The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of
          indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

ITEM 26.  Business and Other Connections of Investment Advisor.

          American Century Investment Management, Inc., the investment advisor, is engaged in the business of managing investments for registered investment companies, deferred compensation plans and other institutional investors.

ITEM 27.  Principal Underwriter.

     I.   (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.

     ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street, Kansas City, Missouri 64111. ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

          (b) The following is a list of the executive officers and partners of
          ACIS:

Name and Principal         Positions and Offices         Positions and Offices
Business Address*           with Underwriter                 with Registrant
--------------------------------------------------------------------------------
James E. Stowers, Jr.      Chairman and Director                Chairman
                                                              and Director

James E. Stowers III       Co-Chairman and Director             Director

W. Gordon Snyder           President                              none

William M. Lyons           Chief Operating Officer, Executive     none
                           Vice President, Secretary
                           and Director

Robert T. Jackson          Executive Vice President               none
                           and Chief Financial Officer

Kevin Cuccias              Senior Vice President                  none

Joseph Greene              Senior Vice President                  none

Brian Jeter                Senior Vice President                  none

Mark Killen                Senior Vice President                  none

Tom Kmak                   Senior Vice President                  none

David C. Tucker            Senior Vice President             Vice President
                           and General Counsel

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

          (c) Not applicable.

ITEM 28.  Location of Accounts and Records.

          All accounts, books and other documents required to be maintained by
          Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of Registrant, American Century Services
          Corporation and American Century Investment Management, Inc., all
          located at American Century Tower, 4500 Main Street, Kansas City,
          Missouri 64111.

ITEM 29.  Management Services - Not applicable.

ITEM 30.  Undertakings - Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, American Century Variable Portfolios, Inc., the
Registrant, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 30 to its Registration Statement pursuant to
Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 30 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of
Missouri on the 12th day of April, 2001.

                           American Century Variable Portfolios, Inc.
                           (Registrant)

                           By:/*/William M. Lyons
                           President and Principal Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this
Post-Effective Amendment No. 30 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                    Title                           Date
---------                    -----                           ----
*William M. Lyons            President and                   April 12, 2001
-------------------------    and Principal Executive Officer
William M. Lyons

*Maryanne Roepke             Senior Vice President,          April 12, 2001
-------------------------    Treasurer and Chief
Maryanne Roepke              Accounting Officer

*James E. Stowers, Jr.       Chairman of the Board           April 12, 2001
-------------------------    and Director
James E. Stowers, Jr.

*James E. Stowers III        Director                        April 12, 2001
-------------------------
James E. Stowers III

*Thomas A. Brown             Director                        April 12, 2001
-------------------------
Thomas A. Brown

*Robert W. Doering, M.D.     Director                        April 12, 2001
-------------------------
Robert W. Doering, M.D.

*Andrea C. Hall, Ph.D.       Director                        April 12, 2001
-------------------------
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock            Director                        April 12, 2001
-------------------------
D. D. (Del) Hock

*Donald H. Pratt             Director                        April 12, 2001
-------------------------
Donald H. Pratt

*Gale E. Sayers              Director                        April 12, 2001
-------------------------
Gale E. Sayers

*M. Jeannine Strandjord      Director                        April 12, 2001
-------------------------
M. Jeannine Strandjord

*By /s/Charles A. Etherington
    Charles A. Etherington
    Attorney-in-Fact